UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Investment Grade Income Fund

Eaton Vance Large-Cap Growth Fund

Eaton Vance Large-Cap Value Fund

Parametric Absolute Return Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

March 31, 2014 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At March 31, 2014, the Fund owned 37.7% of Investment Grade Income Portfolio’s outstanding interests and 69.3% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Large-Cap Core Research Portfolio (identified cost, $136,171,522)	$172,664,925	71.6%

Investment Grade Income Portfolio (identified cost, $69,380,862)	$68,535,969	28.4

Total Investments in Affiliated Portfolios (identified cost, $205,552,384)	$241,200,894	100.0%

Other Assets, Less Liabilities	$(72,374)	(0.0	)%(1)

Net Assets	$241,128,520	100.0%

(1)	Amount is less than (0.05)%.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014 and December 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Commodity Strategy Fund

March 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 2.6%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.1%
Ally Financial, Inc., 6.75%, 12/1/14	$325	$337,594

		$337,594

Commercial Services — 0.1%
Rent-A-Center, Inc., 4.75%, 5/1/21	$225	$210,937
WEX, Inc., 4.75%, 2/1/23(1)	775	732,375

		$943,312

Diversified Financial Services — 1.7%
Armor Re, Ltd., 4.25%, 5/14/14(1)(2)(3)	$4,000	$4,017,400
Everglades Re, Ltd., 17.765%, 10/31/15(1)(2)(3)	4,000	4,053,800
Golden State Re, Ltd., 3.765%, 1/8/15(1)(2)(3)	3,000	3,050,100
Residential Re 2011, Ltd., 8.765%, 6/6/15(1)(2)(3)	750	795,375

		$11,916,675

Electrical Components & Equipment — 0.1%
WireCo WorldGroup, Inc., 9.50%, 5/15/17	$422	$434,924

		$434,924

Entertainment — 0.1%
CCM Merger, Inc., 9.125%, 5/1/19(1)	$275	$294,250

		$294,250

Foods — 0.0%(4)
HJ Heinz Co., 4.25%, 10/15/20(1)	$285	$281,081

		$281,081

Health Care - Services — 0.1%
Select Medical Corp., 6.375%, 6/1/21	$375	$382,500

		$382,500

Home Builders — 0.0%(4)
D.R. Horton, Inc., 5.25%, 2/15/15	$22	$22,798
D.R. Horton, Inc., 5.625%, 9/15/14	17	17,361

		$40,159

Insurance — 0.0%(4)
Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21(1)	$200	$214,000

		$214,000

Internet — 0.0%(4)
IAC/InterActiveCorp., 4.75%, 12/15/22	$225	$221,344

		$221,344

Leisure Time — 0.0%(4)
Brunswick Corp., 4.625%, 5/15/21(1)	$100	$98,250

		$98,250

1

Security	Principal Amount (000’s omitted)	Value
Lodging — 0.1%
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC, 5.875%, 5/15/21(1)	$400	$405,000

		$405,000

Media — 0.1%
WideOpenWest Finance, LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19	$640	$729,600

		$729,600

Oil & Gas — 0.1%
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	$325	$325,812

		$325,812

Packaging & Containers — 0.1%
BOE Intermediate Holding Corp., 9.00%, 11/1/17(1)(5)	$235	$256,555
BOE Merger Corp., 9.50%, 11/1/17(1)(5)	300	319,500

		$576,055

Real Estate — 0.0%(4)
Crescent Resources, LLC/Crescent Ventures, Inc., 10.25%, 8/15/17(1)	$250	$281,875

		$281,875

Real Estate Investment Trusts (REITs) — 0.0%(4)
Geo Group, Inc. (The), 5.125%, 4/1/23	$25	$24,625

		$24,625

Retail — 0.0%(4)
Radio Systems Corp., 8.375%, 11/1/19(1)	$120	$133,200

		$133,200

Telecommunications — 0.0%(4)
Frontier Communications Corp., 8.50%, 4/15/20	$5	$5,838
NeuStar, Inc., 4.50%, 1/15/23	225	196,312

		$202,150

Trucking & Leasing — 0.0%(4)
Flexi-Van Leasing, Inc., 7.875%, 8/15/18(1)	$25	$27,688

		$27,688

Total Corporate Bonds (identified cost $17,566,224)		$17,870,094

Foreign Corporate Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Canada — 0.1%
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	$350	$349,562
Mattamy Group Corp., 6.50%, 11/15/20(1)	337	342,898

Total Canada		$692,460

Hungary — 0.1%
Nitrogenmuvek Zrt, 7.875%, 5/21/20(1)	$300	$276,750

Total Hungary		$276,750

2

Security	Principal Amount (000’s omitted)	Value
Luxembourg — 0.0%(4)
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	$25	$26,125

Total Luxembourg		$26,125

Netherlands — 0.0%(4)
Comfeed Finance BV, 6.00%, 5/2/18(1)	$250	$241,250

Total Netherlands		$241,250

Peru — 0.1%
Camposol SA, 9.875%, 2/2/17(6)	$700	$724,500

Total Peru		$724,500

United Kingdom — 0.0%(4)
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23(1)	$250	$261,563

Total United Kingdom		$261,563

Total Foreign Corporate Bonds (identified cost $2,215,039)		$2,222,648

U.S. Treasury Obligations — 74.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.50%, 4/15/15(7)	$15,110	$15,427,184
1.25%, 4/15/14(7)	10,389	10,411,234

		$25,838,418

U.S. Treasury Notes:
0.25%, 9/15/14(8)	$70,000	$70,062,860
0.25%, 12/15/14	30,000	30,035,160
0.25%, 1/15/15(8)	90,000	90,105,480
0.25%, 2/15/15(8)	32,000	32,035,008
0.25%, 3/31/15(8)	33,000	33,038,676
0.25%, 5/15/15(8)	45,000	45,052,740
0.25%, 7/15/15	45,000	45,043,065
0.25%, 8/15/15	50,000	50,042,950
0.375%, 4/15/15	30,000	30,072,660
0.375%, 6/15/15	65,000	65,172,640
1.375%, 7/31/18	4,000	3,977,500

		$494,638,739

Total U.S. Treasury Obligations (identified cost $520,080,626)		$520,477,157

3

Common Stocks — 4.1%

Security	Shares	Value
Airlines — 0.5%
Delta Air Lines, Inc.	49,532	$1,716,284
United Continental Holdings, Inc.(9)	37,113	1,656,353

		$3,372,637

Auto Components — 0.1%
Dana Holding Corp.	35,685	$830,390

		$830,390

Automobiles — 0.4%
General Motors Co.	80,373	$2,766,439

		$2,766,439

Banks — 0.5%
Citigroup, Inc.	68,135	$3,243,226

		$3,243,226

Consumer Finance — 0.5%
Capital One Financial Corp.	21,367	$1,648,678
Discover Financial Services	28,047	1,632,055

		$3,280,733

Diversified Financial Services — 0.2%
Voya Financial, Inc.	43,905	$1,592,434

		$1,592,434

Diversified Telecommunication Services — 0.1%
PTGi Holding, Inc.	223,290	$815,008

		$815,008

Energy Equipment & Services — 0.1%
Exterran Holdings, Inc.	19,301	$846,928

		$846,928

Household Durables — 0.1%
Lennar Corp., Class A	20,264	$802,860

		$802,860

Oil, Gas & Consumable Fuels — 0.1%
Ardmore Shipping Corp.	82,168	$1,092,834

		$1,092,834

Personal Products — 0.3%
Revlon, Inc., Class A(9)	83,323	$2,128,903

		$2,128,903

Real Estate Management & Development — 0.1%
Realogy Holdings Corp.(9)	16,362	$710,929

		$710,929

Road & Rail — 0.5%
Con-way, Inc.	39,313	$1,614,978
Hertz Global Holdings, Inc.(9)	62,047	1,652,932

		$3,267,910

4

Security	Shares	Value
Specialty Retail — 0.1%
Abercrombie & Fitch Co., Class A	20,820	$801,570

		$801,570

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	6,138	$3,294,510

		$3,294,510

Total Common Stocks (identified cost $28,183,767)		$28,847,311

Preferred Securities — 0.1%

Security	Shares	Value
Diversified Financial Services — 0.1%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(10)	2.50	$290,696
General Electric Capital Corp., Series B, 6.25% to 12/15/22(10)	5.10	557,418

		$848,114

Total Preferred Securities (identified cost $769,191)		$848,114

Exchange-Traded Funds — 0.0%(4)

Security	Shares	Value
Equity Funds — 0.0%(4)
iShares MSCI Canada ETF	1,470	$43,438
iShares MSCI EAFE ETF	710	47,691
iShares MSCI Emerging Markets ETF	460	18,855
iShares Russell 2000 ETF	590	68,641
Powershares QQQ Trust, Series 1	150	13,152
SPDR Dow Jones Industrial Average ETF Trust	220	36,142
SPDR S&P 500 ETF Trust	55	10,287

		$238,206

Total Exchange-Traded Funds (identified cost $238,136)		$238,206

Warrants — 0.0%(4)

Security	Shares	Value
Banro Corp., Expires 3/2/17(1)(9)	103,200	$1,290

Total Warrants (identified cost $70,496)		$1,290

Short-Term Investments — 18.9%

U.S. Treasury Obligations — 14.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/3/14	$40,000	$40,000,000
U.S. Treasury Bill, 0.00%, 5/29/14	10,000	9,999,780
U.S. Treasury Bill, 0.00%, 6/26/14	25,000	24,998,125
U.S. Treasury Bill, 0.00%, 7/24/14(8)	25,000	24,996,925

Total U.S. Treasury Obligations (identified cost $99,984,882)		$99,994,830

5

Other — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(11)	$32,436	$32,436,278

Total Other (identified cost $32,436,278)		$32,436,278

Total Short-Term Investments (identified cost $132,421,160)		$132,431,108

Total Investments — 100.4% (identified cost $701,544,639)		$702,935,928

Other Assets, Less Liabilities — (0.4)%		$(3,035,132)

Net Assets — 100.0%		$699,900,796

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $16,433,762 or 2.3% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2014.

(3)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Amount is less than 0.05%.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2014, the aggregate value of these securities is $724,500 or 0.1% of the Fund’s net assets.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(9)	Non-income producing security.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $19,244.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2014 were $156,710,487 or 22.4% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

6

A summary of open financial instruments at March 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/19/14	South Korean Won 7,500,000,000	United States Dollar 7,014,590	Barclays Bank PLC	$—	$(28,111)	$(28,111)
6/18/14	Australian Dollar 6,000,000	United States Dollar 5,369,580	Bank of America	—	(165,640)	(165,640)
6/18/14	Canadian Dollar 9,000,000	United States Dollar 8,089,270	Barclays Bank PLC	—	(36,951)	(36,951)
6/18/14	Euro 11,750,000	United States Dollar 16,177,283	JPMorgan Chase Bank NA	—	(8,212)	(8,212)
6/18/14	Japanese Yen 570,000,000	United States Dollar 5,552,444	JPMorgan Chase Bank NA	27,752	—	27,752
6/18/14	South African Rand 33,000,000	United States Dollar 2,926,103	Barclays Bank PLC	—	(171,080)	(171,080)
6/18/14	United States Dollar 5,337,720	Australian Dollar 6,000,000	Bank of America	197,500	—	197,500
6/18/14	United States Dollar 7,878,765	Euro 5,750,000	JPMorgan Chase Bank NA	41,796	—	41,796
6/18/14	United States Dollar 2,742,151	Japanese Yen 285,000,000	JPMorgan Chase Bank NA	20,195	—	20,195
9/17/14	Euro 11,000,000	United States Dollar 15,175,325	Barclays Bank PLC	23,234	—	23,234

				$310,477	$(409,994)	$(99,517)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
	Commodity Futures
5/14	120 Cocoa	Long	$3,560,980	$3,546,000	$(14,980)
5/14	14 Coffee	Long	934,500	933,975	(525)
7/14	80 Corn	Long	1,936,000	2,027,000	91,000
6/14	35 Gold	Short	(4,601,050)	(4,493,300)	107,750
5/14	37 High Grade Copper	Short	(2,735,226)	(2,798,588)	(63,362)
5/14	25 Silver	Short	(2,656,250)	(2,469,000)	187,250
5/14	44 WTI Crude Oil	Long	4,460,280	4,469,520	9,240
6/14	13 WTI Crude Oil	Long	1,192,360	1,310,660	118,300
	Equity Futures
6/14	2 Dow Jones E-Mini Index	Short	(163,310)	(163,730)	(420)
6/14	7 Mini MSCI EAFE Index	Short	(661,210)	(663,250)	(2,040)
6/14	21 Mini MSCI Emerging Markets Index	Short	(1,034,255)	(1,035,405)	(1,150)
6/14	3 Russell 2000 Mini Index	Long	348,900	351,150	2,250
6/14	11 NASDAQ 100 E-Mini Index	Long	790,700	788,975	(1,725)
6/14	300 S&P 500 E-Mini Index	Short	(27,610,987)	(27,969,000)	(358,013)
6/14	2 S&P/TSX 60 Index	Long	295,686	295,975	289
	Foreign Currency Futures
6/14	114 Euro	Short	(19,597,650)	(19,627,950)	(30,300)
6/14	48 Japanese Yen	Long	5,917,200	5,815,200	(102,000)
	Interest Rate Futures
6/14	10 Euro-BTP	Long	1,673,293	1,676,737	3,444
6/14	87 Euro-Bund	Long	17,035,064	17,184,883	149,819
6/14	31 Euro-OAT	Long	5,808,170	5,819,701	11,531
6/14	129 U.S. 10-Year Treasury Note	Short	(15,950,719)	(15,931,500)	19,219
6/14	143 U.S. Long Bond	Long	19,130,718	19,050,281	(80,437)
6/14	25 U.S. Ultra Bond	Short	(3,543,360)	(3,611,719)	(68,359)

					$(23,219)

7

Euro-BTP: Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

Euro-OAT: Long-term debt securities issued by the French Republic with a remaining term to maturity of 8.5 to 10.5 years.

S&P/TSX 60 Index: Market capitalization-weighted stock index of 60 largest, blue-chip companies listed on the Toronto Stock Exchange.

WTI: West Texas Intermediate

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
France	Citibank NA	$	4,000	0.25	%(1)	9/20/16	$(5,789)	$(92,094)	$(97,883)
France	Credit Suisse International		5,000	0.25	(1)	6/20/16	(10,242)	(52,898)	(63,140)
Markit CDX North America High Yield Index	Credit Suisse International		7,500	5.00	(1)	6/20/18	(669,245)	244,992	(424,253)
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA		500	5.00	(1)	6/20/18	(44,617)	27,768	(16,849)
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA		3,000	5.00	(1)	6/20/18	(267,697)	159,745	(107,952)

							$(997,590)	$287,513	$(710,077)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$8,000,000	Receives	Excess Return on Barclays Atlantic Dynamic HYIGS Index	Pays	0.80%	2/2/15	$217,500
Barclays Bank PLC	22,000,000	Receives	Excess Return on Barclays Commodity Strategy 1474 Index	Pays	1.10	5/21/14	89,441
Barclays Bank PLC	2,600,000	Receives	Excess Return on Barclays Dualis Index	Pays	0.95	4/28/14	11,733
Barclays Bank PLC	6,200,000	Receives	Excess Return on Barclays TrendSTAR+ Index	Pays	0.65	1/7/15	(96,689)
Barclays Bank PLC	63,800,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15	5/21/14	(176,472)
Citibank NA	7,400,000	Receives	Excess Return on Citi Commodities Term Structure Beta Index	Pays	0.45	5/21/14	53,420

8

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	$205,000,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.14%	5/21/14	$(566,303)
Credit Suisse International	1,700,000	Receives	Excess Return on Credit Suisse Commodity Backwardation RV Index	Pays	0.50	4/28/14	18,664
Credit Suisse International	3,700,000	Receives	Excess Return on Credit Suisse Commodity Backwardation 01 Index	Pays	0.47	5/21/14	17,150
Credit Suisse International	3,700,000	Receives	Excess Return on Credit Suisse Commodity Backwardation Index	Pays	0.47	5/21/14	33,097
Credit Suisse International	180,100,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.14	5/21/14	(497,519)
JP Morgan Chase Bank NA	5,400,000	Receives	Excess Return on J.P. Morgan ETF Efficiente 8 Index	Pays	0.00	4/28/14	(15,023)
JP Morgan Chase Bank NA	1,300,000	Receives	Excess Return on J.P. Morgan Macro Hedge Curve US Long/Flat Index	Pays	0.00	4/28/14	(311)
JP Morgan Chase Bank NA	25,000,000	Receives	Excess Return on Markit CDX North America High Yield Short Index	Pays	0.00	6/20/14	(186,986)
Merrill Lynch International	208,800,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.13	5/21/14	(576,058)
Merrill Lynch International	7,400,000	Receives	Excess Return on Merrill Lynch MLCX AKL Momentum Index	Pays	0.45	5/21/14	33,482

							$(1,640,874)

At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap contracts and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells futures contracts and enters into total return swap contracts to hedge against changes in interest rates and to enhance return.

9

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and foreign currency futures contracts to enhance return and to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into equity index futures contracts and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$513,540	$(78,867)
Commodity	Total Return Swaps	256,987	(1,816,352)

		$770,527	$(1,895,219)

Credit	Credit Default Swaps	$—	$(997,590)
Credit	Total Return Swaps	217,500	(186,986)

		$217,500	$(1,184,576)

Equity Price	Futures Contracts*	$2,539	$(363,348)
Equity Price	Total Return Swaps	—	(15,023)

		$2,539	$(378,371)

Foreign Exchange	Futures Contracts*	$—	$(132,300)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	310,477	(409,994)

		$310,477	$(542,294)

Interest Rate	Futures Contracts*	$184,013	$(148,796)
Interest Rate	Total Return Swaps	—	(97,000)

		$184,013	$(245,796)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$702,713,015

Gross unrealized appreciation	$1,312,186
Gross unrealized depreciation	(1,089,273)

Net unrealized appreciation	$222,913

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,870,094	$—	$17,870,094
Foreign Corporate Bonds	—	2,222,648	—	2,222,648
U.S. Treasury Obligations	—	520,477,157	—	520,477,157
Common Stocks	28,847,311	—	—	28,847,311
Preferred Securities	—	848,114	—	848,114
Exchange-Traded Funds	238,206	—	—	238,206
Warrants	—	1,290	—	1,290
Short-Term Investments -
U.S. Treasury Obligations	—	99,994,830	—	99,994,830
Other	—	32,436,278	—	32,436,278
Total Investments	$29,085,517	$673,850,411	$—	$702,935,928
Forward Foreign Currency Exchange Contracts	$—	$310,477	$—	$310,477
Futures Contracts	700,092	—	—	700,092
Swaps Contracts	—	474,487	—	474,487
Total	$29,785,609	$674,635,375	$—	$704,420,984

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(409,994)	$—	$(409,994)
Futures Contracts	(723,311)	—	—	(723,311)
Swaps Contracts	—	(3,112,951)	—	(3,112,951)
Total	$(723,311)	$(3,522,945)	$—	$(4,246,256)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Dividend Builder Fund

March 31, 2014 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2014, the value of the Fund’s investment in the Portfolio was $1,065,947,586 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	190,000	$23,843,100
United Technologies Corp.(1)	118,500	13,845,540

		$37,688,640

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	104,000	$5,448,560

		$5,448,560

Auto Components — 0.6%
Dana Holding Corp.	270,000	$6,282,900

		$6,282,900

Banks — 6.3%
Citigroup, Inc.	385,000	$18,326,000
JPMorgan Chase & Co.	404,900	24,581,479
PNC Financial Services Group, Inc.	141,700	12,327,900
Regions Financial Corp.	1,100,000	12,221,000

		$67,456,379

Beverages — 1.2%
PepsiCo, Inc.	158,000	$13,193,000

		$13,193,000

Biotechnology — 2.0%
Amgen, Inc.(1)	93,500	$11,532,290
Gilead Sciences, Inc.(2)	133,000	9,424,380

		$20,956,670

Capital Markets — 1.5%
Blackstone Group LP (The)	313,000	$10,407,250
Lazard, Ltd., Class A	122,000	5,744,980

		$16,152,230

Chemicals — 4.6%
Cytec Industries, Inc.	55,000	$5,368,550
E.I. du Pont de Nemours & Co.	300,000	20,130,000
LyondellBasell Industries NV, Class A	147,000	13,074,180
Monsanto Co.	96,000	10,921,920

		$49,494,650

Communications Equipment — 2.8%
Cisco Systems, Inc.	357,000	$8,000,370
Telefonaktiebolaget LM Ericsson ADR(3)	1,654,704	22,057,204

		$30,057,574

Consumer Finance — 1.4%
Discover Financial Services	250,000	$14,547,500

		$14,547,500

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	330,000	$11,573,100
Verizon Communications, Inc.	712,080	33,873,645

		$45,446,745

1

Security	Shares	Value
Electric Utilities — 2.1%
Edison International	120,000	$6,793,200
NextEra Energy, Inc.	160,000	15,299,200

		$22,092,400

Electrical Equipment — 2.8%
Eaton Corp. PLC	73,000	$5,483,760
Emerson Electric Co.	362,000	24,181,600

		$29,665,360

Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	1,080,000	$22,485,600

		$22,485,600

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	90,000	$10,051,200
Wal-Mart Stores, Inc.	108,000	8,254,440

		$18,305,640

Food Products — 2.2%
Hershey Co. (The)	90,000	$9,396,000
Kraft Foods Group, Inc.	59,000	3,309,900
Mondelez International, Inc., Class A	308,000	10,641,400

		$23,347,300

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	280,000	$10,782,800

		$10,782,800

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	67,000	$6,568,010

		$6,568,010

Household Durables — 0.5%
Mohawk Industries, Inc.(2)	40,000	$5,439,200

		$5,439,200

Insurance — 4.8%
ACE, Ltd.	237,000	$23,477,220
Allstate Corp. (The)	202,000	11,429,160
AmTrust Financial Services, Inc.(3)	155,000	5,829,550
MetLife, Inc.	200,000	10,560,000

		$51,295,930

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	25,000	$8,413,000

		$8,413,000

Internet Software & Services — 1.1%
Facebook, Inc., Class A(1)(2)	103,000	$6,204,720
Google, Inc., Class A(2)	4,500	5,015,295

		$11,220,015

IT Services — 3.0%
Accenture PLC, Class A	140,000	$11,160,800
Visa, Inc., Class A(1)	98,000	21,154,280

		$32,315,080

Media — 3.4%
Cinemark Holdings, Inc.	190,000	$5,511,900
Comcast Corp., Class A	425,000	21,258,500
Lions Gate Entertainment Corp.(3)	360,000	9,622,800

		$36,393,200

2

Security	Shares	Value
Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	104,000	$3,439,280

		$3,439,280

Multi-Utilities — 1.6%
PG&E Corp.	119,000	$5,140,800
Sempra Energy	125,000	12,095,000

		$17,235,800

Multiline Retail — 0.6%
Macy’s, Inc.	105,000	$6,225,450

		$6,225,450

Oil, Gas & Consumable Fuels — 11.2%
Chevron Corp.	302,000	$35,910,820
ConocoPhillips	265,000	18,642,750
Exxon Mobil Corp.	114,000	11,135,520
Kinder Morgan, Inc.	530,000	17,219,700
Occidental Petroleum Corp.	272,000	25,918,880
Phillips 66	144,000	11,096,640

		$119,924,310

Paper & Forest Products — 1.2%
International Paper Co.	277,000	$12,708,760

		$12,708,760

Pharmaceuticals — 9.5%
AbbVie, Inc.	205,000	$10,537,000
Merck & Co., Inc.	471,000	26,738,670
Pfizer, Inc.(1)	751,000	24,122,120
Roche Holding AG PC	65,000	19,549,640
Sanofi	201,000	21,004,312

		$101,951,742

Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	82,072	$10,777,695
Simon Property Group, Inc.	66,000	10,824,000

		$21,601,695

Road & Rail — 1.1%
CSX Corp.	397,000	$11,501,090

		$11,501,090

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	310,000	$8,001,100
NXP Semiconductors NV(2)	92,000	5,410,520

		$13,411,620

Software — 1.8%
Microsoft Corp.	474,000	$19,429,260

		$19,429,260

Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A	110,000	$4,235,000
Home Depot, Inc. (The)	352,000	27,853,760
Restoration Hardware Holding, Inc.(2)	124,000	9,125,160
Ross Stores, Inc.(1)	153,000	10,947,150

		$52,161,070

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	61,000	$32,741,140
Hewlett-Packard Co.	391,000	12,652,760

		$45,393,900

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	96,000	$4,767,360

		$4,767,360

Tobacco — 4.6%
Altria Group, Inc.	708,000	$26,500,440
Reynolds American, Inc.(1)	417,000	22,276,167

		$48,776,607

Total Common Stocks (identified cost $904,352,905)		$1,063,576,327

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(5)(6)	$32,308	$32,307,867
Eaton Vance Cash Reserves Fund, LLC, 0.14%(6)	1,598	1,598,325

Total Short-Term Investments (identified cost $33,906,192)		$33,906,192

Total Investments (identified cost $938,259,097)		$1,097,482,519

Covered Call Options Written — (0.0)%(4)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amgen, Inc.	935	$130.00	4/19/14	$(41,608)
Facebook, Inc., Class A	1,030	70.00	4/19/14	(14,420)
Pfizer, Inc.	3,340	33.50	4/11/14	(50,100)
Reynolds American, Inc.	2,180	57.50	4/19/14	(92,650)
Ross Stores, Inc.	1,530	75.00	4/19/14	(22,950)
United Technologies Corp.	275	118.00	4/11/14	(18,700)
Visa, Inc., Class A	322	230.00	4/19/14	(8,855)

Total Covered Call Options Written (premiums received $397,181)				$(249,283)

Other Assets, Less Liabilities — (2.7)%				$(28,521,151)

Net Assets — 100.0%				$1,068,712,085

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2014 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at March 31, 2014.

(4)	Amount is less than (0.05)%.

4

(5)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2014, the Portfolio loaned securities having a market value of $32,379,448 and received $32,307,867 of cash collateral for the loans.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 were $2,054 and $983, respectively.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	90.4%	$966,332,451
Switzerland	4.0	43,026,860
Sweden	2.1	22,057,204
France	2.0	21,004,312
Bermuda	0.5	5,744,980
Netherlands	0.5	5,410,520

Common Stocks	99.5%	$1,063,576,327
Short-Term Investments	3.2	33,906,192

Total Investments	102.7%	$1,097,482,519

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$938,349,928

Gross unrealized appreciation	$169,613,769
Gross unrealized depreciation	(10,481,178)

Net unrealized appreciation	$159,132,591

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	30,897	1,425,841
Options terminated in closing purchase transactions	(1,524)	(56,414)
Options exercised	(2,141)	(104,097)
Options expired	(17,620)	(868,149)

Outstanding, end of period	9,612	$397,181

At March 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio entered into written option transactions on individual securities to seek return and to seek to hedge against fluctation in securities prices.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $249,283.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$126,250,190	$—		$—	$126,250,190
Consumer Staples	103,622,547	—		—	103,622,547
Energy	119,924,310	—		—	119,924,310
Financials	171,053,734	—		—	171,053,734
Health Care	93,137,260	40,553,952		—	133,691,212
Industrials	84,303,650	—		—	84,303,650
Information Technology	174,313,049	—		—	174,313,049
Materials	65,642,690	—		—	65,642,690
Telecommunication Services	45,446,745	—		—	45,446,745
Utilities	39,328,200	—		—	39,328,200
Total Common Stocks	$1,023,022,375	$40,553,952	*	$—	$1,063,576,327
Short-Term Investments	$—	$33,906,192		$—	$33,906,192
Total Investments	$1,023,022,375	$74,460,144		$—	$1,097,482,519

Liability Description
Covered Call Options Written	$(249,283)	$—		$—	$(249,283)
Total	$(249,283)	$—		$—	$(249,283)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

March 31, 2014 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2014, the value of the Fund’s investment in the Portfolio was $238,152,042 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
India — 97.9%
Automobiles — 8.3%
Bajaj Auto, Ltd.	149,153	$5,183,545
Hero MotoCorp, Ltd.	110,170	4,201,888
Mahindra & Mahindra, Ltd.	350,915	5,767,566
Tata Motors, Ltd.	291,000	1,965,596
Tata Motors, Ltd., Class A	765,110	2,598,354

		$19,716,949

Banks — 19.5%
Federal Bank, Ltd.	2,259,075	$3,597,061
HDFC Bank, Ltd.	1,165,607	14,694,745
ICICI Bank, Ltd.	684,444	14,302,774
Kotak Mahindra Bank, Ltd.	248,790	3,256,014
State Bank of India	201,780	6,485,516
Yes Bank, Ltd.	577,420	4,031,952

		$46,368,062

Construction & Engineering — 4.3%
Larsen & Toubro, Ltd.	487,303	$10,375,512

		$10,375,512

Construction Materials — 1.6%
Shree Cement, Ltd.	39,526	$3,763,818

		$3,763,818

Consumer Finance — 2.1%
Shriram Transport Finance Co., Ltd.	386,483	$4,925,127

		$4,925,127

Diversified Financial Services — 0.2%
IDFC, Ltd.	221,597	$453,344

		$453,344

Food Products — 2.3%
McLeod Russel India, Ltd.	619,773	$3,169,174
Nestle India, Ltd.	28,200	2,387,940

		$5,557,114

Industrial Conglomerates — 1.9%
Aditya Birla Nuvo, Ltd.	255,190	$4,653,850

		$4,653,850

IT Services — 16.9%
HCL Technologies, Ltd.	518,044	$12,100,000
Infosys, Ltd.	198,653	10,886,219
Mphasis, Ltd.	482,741	3,245,690
Tata Consultancy Services, Ltd.	389,814	13,966,564

		$40,198,473

Life Sciences Tools & Services — 1.2%
Divi’s Laboratories, Ltd.	131,034	$2,993,361

		$2,993,361

Media — 1.2%
Dish TV India, Ltd.(1)	3,259,642	$2,848,043

		$2,848,043

1

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.8%
Bharat Petroleum Corp., Ltd.	664,920	$5,130,990
Oil & Natural Gas Corp., Ltd.	729,980	3,902,069

		$9,033,059

Personal Products — 1.7%
Colgate-Palmolive (India), Ltd.	176,820	$4,070,257

		$4,070,257

Pharmaceuticals — 9.2%
Cadila Healthcare, Ltd.	217,540	$3,713,989
Dr. Reddy’s Laboratories, Ltd.	103,650	4,462,129
Glenmark Pharmaceuticals, Ltd.	369,290	3,520,079
Lupin, Ltd.	428,644	6,678,400
Sun Pharmaceuticals Industries, Ltd.	358,390	3,457,304

		$21,831,901

Real Estate Management & Development — 2.3%
Prestige Estates Projects, Ltd.	879,381	$2,513,249
Sobha Developers, Ltd.	472,474	2,966,396

		$5,479,645

Textiles, Apparel & Luxury Goods — 5.2%
Bata India, Ltd.	334,674	$6,370,225
Titan Co., Ltd.	1,345,223	5,919,316

		$12,289,541

Thrifts & Mortgage Finance — 7.7%
Housing Development Finance Corp., Ltd.	968,240	$14,285,470
LIC Housing Finance, Ltd.	1,040,140	4,099,589

		$18,385,059

Tobacco — 7.0%
ITC, Ltd.	2,831,789	$16,755,014

		$16,755,014

Wireless Telecommunication Services — 1.5%
Bharti Airtel, Ltd.	655,370	$3,470,569

		$3,470,569

Total India (identified cost $174,649,931)		$233,168,698

Total Common Stocks (identified cost $174,649,931)		$233,168,698

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/14	$1,910	$1,909,542

Total Short-Term Investments (identified cost $1,909,542)		$1,909,542

Total Investments — 98.7% (identified cost $176,559,473)		$235,078,240

Other Assets, Less Liabilities — 1.3%		$3,074,885

Net Assets — 100.0%		$238,153,125

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$177,014,849

Gross unrealized appreciation	$65,640,682
Gross unrealized depreciation	(7,577,291)

Net unrealized appreciation	$58,063,391

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$233,168,698	(1)(2)	$—	$233,168,698
Short-Term Investments	—	1,909,542		—	1,909,542
Total Investments	$—	$235,078,240		$—	$235,078,240

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Investment Grade Income Fund

March 31, 2014 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2014, the value of the Fund’s investment in the Portfolio was $80,390,127 and the Fund owned 44.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 41.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.7%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$520,103
Cargill, Inc., 4.10%, 11/1/42(1)	345	319,208
Lorillard Tobacco Co., 7.00%, 8/4/41	444	511,105

		$1,350,416

Automotive — 1.2%
Chrysler Group, LLC, 8.25%, 6/15/21(1)	$300	$340,875
Chrysler Group, LLC, 8.25%, 6/15/21	520	590,850
Ford Motor Co., 7.45%, 7/16/31	419	539,057
General Motors Co., 6.25%, 10/2/43(1)	660	717,750

		$2,188,532

Banks — 7.9%
Bank of America Corp., 3.30%, 1/11/23	$836	$807,606
Bank of America Corp., 5.65%, 5/1/18	727	822,782
Barclays Bank PLC, 5.00%, 9/22/16	380	416,385
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	625,971
Citigroup, Inc., 3.375%, 3/1/23	59	57,172
Citigroup, Inc., 3.50%, 5/15/23	585	553,056
Citigroup, Inc., 4.50%, 1/14/22	653	693,107
Citigroup, Inc., 6.625%, 6/15/32	155	178,757
CNH Capital, LLC, 3.875%, 11/1/15	350	361,375
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(1)(2)(3)	585	618,638
Discover Bank, 4.25%, 3/13/26	700	703,405
Fifth Third Bancorp, 4.30%, 1/16/24	540	548,620
First Niagara Financial Group, Inc., 7.25%, 12/15/21	323	370,887
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	167	189,689
KeyBank NA, 1.65%, 2/1/18	485	481,962
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	196,345
Morgan Stanley, 3.45%, 11/2/15	419	435,182
Morgan Stanley, 4.875%, 11/1/22	1,020	1,073,817
PNC Bank NA, 4.20%, 11/1/25	800	822,235
Rabobank Nederland, 4.625%, 12/1/23	600	618,721
Regions Financial Corp., 7.375%, 12/10/37	400	459,489
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	320	332,792
Societe Generale SA, 5.00%, 1/17/24(1)	700	699,005
Standard Chartered PLC, 5.20%, 1/26/24(1)	482	495,866
Wachovia Bank NA, 6.00%, 11/15/17	420	484,383
Wells Fargo & Co., 3.45%, 2/13/23	564	548,520
Wells Fargo & Co., 5.375%, 11/2/43	360	380,658
Zions Bancorporation, 4.50%, 6/13/23	354	354,043

		$14,330,468

Beverages — 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)	$600	$500,700
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	293	331,207
Coca-Cola FEMSA SAB de CV, 2.375%, 11/26/18	810	811,215
Constellation Brands, Inc., 3.75%, 5/1/21	600	588,000

		$2,231,122

Broadcasting and Cable — 0.1%
Comcast Corp., 2.85%, 1/15/23(3)	$190	$183,555

		$183,555

Security	Principal Amount (000’s omitted)	Value
Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$498,809

		$498,809

Chemicals — 0.5%
LyondellBasell Industries NV, 6.00%, 11/15/21	$192	$225,276
Mosaic Co., 4.25%, 11/15/23	350	359,801
Westlake Chemical Corp., 3.60%, 7/15/22	390	378,337

		$963,414

Commercial Services — 1.6%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$466,875
Hillenbrand, Inc., 5.50%, 7/15/20	400	420,537
Verisk Analytics, Inc., 4.125%, 9/12/22	518	522,309
Waste Management, Inc., 7.375%, 3/11/19	769	928,239
Western Union Co. (The), 6.20%, 11/17/36	552	553,887

		$2,891,847

Communications Services — 1.8%
AT&T, Inc., 4.35%, 6/15/45	$270	$239,254
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)	600	589,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	420	453,600
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(1)(2)	400	415,400
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	490	496,743
Verizon Communications, Inc., 2.50%, 9/15/16	389	403,076
Verizon Communications, Inc., 5.15%, 9/15/23	286	313,609
Verizon Communications, Inc., 6.55%, 9/15/43	310	378,614

		$3,289,796

Computers — 0.9%
Hewlett-Packard Co., 3.75%, 12/1/20	$664	$675,744
Hewlett-Packard Co., 6.00%, 9/15/41	178	195,607
Seagate HDD Cayman, 3.75%, 11/15/18(1)	700	722,750

		$1,594,101

Diversified Financial Services — 1.2%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$596,840
General Motors Financial Co., Inc., 4.25%, 5/15/23	600	594,000
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	137,400
JPMorgan Chase & Co., 5.625%, 8/16/43	160	172,680
SLM Corp., 5.50%, 1/25/23(3)	502	493,277
SLM Corp., 6.125%, 3/25/24	135	135,169

		$2,129,366

Diversified Manufacturing — 0.6%
Joy Global, Inc., 5.125%, 10/15/21	$502	$531,795
Tyco Electronics Group SA, 6.55%, 10/1/17	451	522,029

		$1,053,824

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 7.60%, 9/15/39	$120	$114,750

		$114,750

Electric Utilities — 2.9%
AES Gener SA, 5.25%, 8/15/21(1)	$525	$551,250
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	836	875,710
Enel Finance International NV, 6.00%, 10/7/39(1)	502	526,207
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	604,311
Florida Power & Light Co., 4.125%, 2/1/42	670	647,765
Georgia Power Co., 4.30%, 3/15/42	628	608,992
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	330,028
ITC Holdings Corp., 4.05%, 7/1/23	310	311,230
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	600	603,403
PPL Energy Supply, LLC, 6.50%, 5/1/18(3)	221	248,487

		$5,307,383

Security	Principal Amount (000’s omitted)	Value
Electrical and Electronic Equipment — 0.3%
Amphenol Corp., 4.00%, 2/1/22	$593	$594,257

		$594,257

Energy — 0.5%
Petrobras International Finance Co., 6.875%, 1/20/40	$535	$532,587
Petrobras International Finance Co., 7.875%, 3/15/19	368	421,680

		$954,267

Financial Services — 1.8%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$427	$444,288
CIT Group, Inc., 3.875%, 2/19/19	650	658,029
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	670	696,545
Janus Capital Group, Inc., 6.70%, 6/15/17	437	493,828
Jefferies Group, LLC, 6.875%, 4/15/21	271	316,919
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	600	589,290

		$3,198,899

Foods — 0.5%
Delhaize Group SA, 5.70%, 10/1/40	$836	$853,171

		$853,171

Health Services — 0.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$433,000
Tenet Healthcare Corp., 4.75%, 6/1/20	520	526,500

		$959,500

Home Construction — 1.3%
D.R. Horton, Inc., 3.75%, 3/1/19	$435	$437,175
D.R. Horton, Inc., 4.75%, 2/15/23	226	225,718
Lennar Corp., 5.60%, 5/31/15	400	419,000
MDC Holdings, Inc., 5.625%, 2/1/20	380	405,650
MDC Holdings, Inc., 6.00%, 1/15/43	305	269,925
Toll Brothers Finance Corp., 4.375%, 4/15/23	565	546,637

		$2,304,105

Household & Personal Products — 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/21	$348	$365,218

		$365,218

Insurance — 2.0%
Aflac, Inc., 4.00%, 2/15/22	$260	$273,477
Aflac, Inc., 6.45%, 8/15/40	310	384,893
American International Group, Inc., 5.85%, 1/16/18	535	612,043
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	526,850
ING US, Inc., 2.90%, 2/15/18	502	514,951
Principal Financial Group, Inc., 6.05%, 10/15/36	185	218,875
Prudential Financial, Inc., 6.00%, 12/1/17	310	356,773
Willis Group Holdings PLC, 4.125%, 3/15/16	265	278,416
XLIT, Ltd., 5.75%, 10/1/21	444	512,595

		$3,678,873

Internet Software & Services — 0.6%
Equinix, Inc., 7.00%, 7/15/21	$540	$604,125
VeriSign, Inc., 4.625%, 5/1/23	516	497,940

		$1,102,065

Lodging and Gaming — 0.8%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	$675	$694,406
International Game Technology, 7.50%, 6/15/19	200	235,120
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	445	515,321

		$1,444,847

Security	Principal Amount (000’s omitted)	Value
Media — 1.5%
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	$335	$367,419
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40	185	193,520
Interpublic Group of Cos., Inc. (The), 3.75%, 2/15/23	600	584,604
Nara Cable Funding, Ltd., 8.875%, 12/1/18(1)	500	546,875
NBCUniversal Media, LLC, 4.45%, 1/15/43	180	174,836
Nielsen Finance LLC, 5.00%, 4/15/22(1)	375	377,812
Time Warner Cable, Inc., 4.125%, 2/15/21	520	545,251

		$2,790,317

Medical Products — 0.1%
Mylan Inc., 3.125%, 1/15/23(1)	$200	$189,882

		$189,882

Mining — 1.3%
Alcoa, Inc., 5.95%, 2/1/37(3)	$550	$534,508
Barrick Gold Corp., 3.85%, 4/1/22	176	168,417
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	393,821
Glencore Canada Corp., 6.20%, 6/15/35	175	181,695
MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20(1)	300	296,250
Nucor Corp., 4.125%, 9/15/22	175	179,360
Nucor Corp., 5.20%, 8/1/43	200	203,565
Southern Copper Corp., 5.25%, 11/8/42	520	447,801

		$2,405,417

Oil and Gas-Equipment and Services — 2.0%
Concho Resources, Inc., 5.50%, 10/1/22	$615	$644,213
Continental Resources, Inc., 7.125%, 4/1/21	600	679,500
Petroleos Mexicanos, 4.875%, 1/18/24(1)	465	481,275
Petroleos Mexicanos, 6.00%, 3/5/20	161	182,131
Petroleos Mexicanos, 6.50%, 6/2/41	177	194,700
Rowan Cos., Inc., 5.85%, 1/15/44	245	249,790
Rowan Cos., Inc., 7.875%, 8/1/19	451	548,563
Tesoro Corp., 5.125%, 4/1/24	615	612,694

		$3,592,866

Pipelines — 0.8%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$626,351
Energy Transfer Partners LP, 4.90%, 2/1/24	502	523,529
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	390	407,063

		$1,556,943

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp., 3.50%, 1/31/23	$625	$592,211
ARC Properties Operating Partnership LP/Clark Acquisition, LLC, 4.60%, 2/6/24(1)	500	500,852
CubeSmart LP, 4.80%, 7/15/22	502	532,627
Essex Portfolio LP, 3.25%, 5/1/23	700	657,414
Host Hotels & Resorts LP, 4.75%, 3/1/23	510	534,438
Tanger Properties LP, 3.875%, 12/1/23	755	753,606

		$3,571,148

Retail-Specialty and Apparel — 2.3%
AutoNation, Inc., 5.50%, 2/1/20	$544	$592,960
AutoZone, Inc., 3.70%, 4/15/22	560	562,741
Best Buy Co., Inc., 5.00%, 8/1/18	773	804,886
Gap, Inc. (The), 5.95%, 4/12/21	853	961,909
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	800	750,616
Staples, Inc., 4.375%, 1/12/23(3)	502	488,672

		$4,161,784

Software — 0.7%
Fiserv, Inc., 3.50%, 10/1/22	$527	$515,704
Microsoft Corp., 1.625%, 12/6/18	700	695,772

		$1,211,476

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 0.8%
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23(1)	$600	$599,250
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	444	443,445
Telecom Italia Capital SA, 7.721%, 6/4/38	345	370,875

		$1,413,570

Total Corporate Bonds & Notes (identified cost $72,984,536)		$74,475,988

Agency Mortgage-Backed Securities — 20.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$974	$980,591
Gold Pool #C09032, 3.50%, 2/1/43	1,108	1,114,914
Gold Pool #G18176, 5.00%, 4/1/22	182	195,458
Pool #A97620, 4.50%, 3/1/41	795	848,136
Pool #C03517, 4.50%, 9/1/40	880	939,878
Pool #C09013, 3.00%, 9/1/42	1,062	1,025,826
Pool #C09023, 3.50%, 12/1/42	1,035	1,041,372
Pool #E03124, 3.00%, 4/1/27	1,798	1,852,060
Pool #G04913, 5.00%, 3/1/38	2,026	2,206,805
Pool #G05958, 5.00%, 8/1/40	482	524,524
Pool #G06091, 5.50%, 5/1/40	491	538,976
Pool #G08348, 5.00%, 6/1/39	424	461,812
Pool #G08528, 3.00%, 4/1/43	1,915	1,848,972
Pool #G18309, 4.50%, 5/1/24	360	383,582
Pool #G18441, 2.50%, 8/1/27	305	305,698
Pool #Q00285, 4.50%, 4/1/41	1,292	1,379,556

		$15,648,160

Federal National Mortgage Association:
Pool #735415, 6.50%, 12/1/32	$567	$645,951
Pool #890397, 3.50%, 12/1/26	130	136,739
Pool #890427, 3.50%, 4/1/42	2,037	2,052,276
Pool #890516, 5.00%, 2/1/39	736	805,159
Pool #929009, 6.00%, 1/1/38	600	666,792
Pool #995203, 5.00%, 7/1/35	61	66,675
Pool #AB1776, 3.50%, 11/1/25	662	695,391
Pool #AB4827, 3.50%, 4/1/42	592	595,795
Pool #AB6633, 3.50%, 10/1/42	1,061	1,068,303
Pool #AC8540, 4.50%, 12/1/24	280	298,982
Pool #AE0949, 4.00%, 2/1/41	676	703,085
Pool #AE0971, 4.00%, 5/1/25	171	181,337
Pool #AE4680, 4.00%, 11/1/40	338	352,024
Pool #AE7535, 4.00%, 10/1/40	620	644,843
Pool #AE7758, 3.50%, 11/1/25	414	434,231
Pool #AE9757, 4.00%, 12/1/40	129	133,843
Pool #AH0944, 4.00%, 12/1/40	1,481	1,542,224
Pool #AH1559, 4.00%, 12/1/40	722	751,627
Pool #AH3804, 4.00%, 2/1/41	1,196	1,244,324
Pool #AH6827, 4.00%, 3/1/26	728	774,831
Pool #AH9055, 4.50%, 4/1/41	973	1,038,530

Security	Principal Amount (000’s omitted)	Value
Pool #AK3264, 3.00%, 2/1/27	$454	$467,933
Pool #AK6759, 3.50%, 3/1/42	1,956	1,970,291
Pool #AO3759, 3.50%, 5/1/42	1,036	1,043,407
Pool #MA1003, 3.50%, 3/1/42	1,141	1,149,022
Pool #MA1060, 2.50%, 5/1/27	402	402,692
Pool #MA1438, 2.50%, 5/1/28	1,389	1,390,559

		$21,256,866

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$71	$75,319

		$75,319

Total Agency Mortgage-Backed Securities (identified cost $37,164,453)		$36,980,345

Commercial Mortgage-Backed Securities — 8.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$250	$251,047
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(4)	44	47,952
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	139,477
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(4)	50	52,503
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	400	436,909
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	600	650,514
CGCMT, Series 2004-C1, Class A4, 5.406%, 4/15/40(4)	21	20,651
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	402,114
COMM, Series 2006-C7, Class AM, 5.793%, 6/10/46(4)	400	431,109
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	500	542,550
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	167,371
COMM, Series 2012-LC4, Class C, 5.648%, 12/10/44(4)	215	237,513
COMM, Series 2013-CR10, Class D, 4.797%, 8/10/46(1)(4)	115	105,440
COMM, Series 2013-CR11, Class C, 5.172%, 10/10/46(1)(4)	500	524,958
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	684,107
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	418	453,513
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	548	573,880
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	509,855
ESA, Series 2013-ESH7, Class D7, 4.036%, 12/5/31(1)(4)	550	572,306
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	400	407,412
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	306,275
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	409	441,885
JPMCC, Series 2006-LDP7, Class A4, 5.845%, 4/15/45(4)	225	245,332
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	396	429,686
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	706,410
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	211,959
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	300	323,380
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	429,222
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	152	153,657
MSC, Series 2006-HQ8, Class A4, 5.418%, 3/12/44(4)	497	528,161
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	490	531,882
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	422	424,195
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	114	114,439
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	233	236,696
RBSCF, Series 2010-MB1, Class C, 4.688%, 4/15/24(1)(4)	325	334,573
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	88	87,965
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	302	327,779
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(4)	260	282,739
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	493	537,136
WFCM, Series 2010-C1, Class C, 5.586%, 11/15/43(1)(4)	500	553,053

Security	Principal Amount (000’s omitted)	Value
WFCM, Series 2013-LC12, Class D, 4.304%, 7/15/46(1)(4)	$550	$482,865
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	77,865

Total Commercial Mortgage-Backed Securities (identified cost $14,770,839)		$14,978,335

Asset-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.5%
CNH, Series 2013-D, Class B, 1.75%, 4/15/21	$405	$402,963
CNH, Series 2014-A, Class B, 1.93%, 8/16/21	555	553,017

		$955,980

Automotive — 3.2%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$892,438
AESOP, Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	919,202
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(1)	265	263,976
AMCAR, Series 2013-5, Class B, 1.52%, 1/8/19	353	351,412
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	225,283
CRART, Series 2013-2, Class A2, 1.23%, 3/15/19	635	636,572
EFF, Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	498,377
FITAT, Series 2014-1, Class A4, 1.14%, 10/15/20	365	364,304
FORDF, Series 2014-1, Class B, 1.40%, 2/15/19	740	737,690
SDART, Series 2013-5, Class B, 1.55%, 10/15/18	885	883,826

		$5,773,080

Lodging and Gaming — 0.3%
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)	$381	$381,097
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	184	185,809

		$566,906

Other ABS — 0.5%
GALC, Series 2014-1, Class A4, 1.47%, 8/15/20(1)	$455	$452,659
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	440	439,298

		$891,957

Real Estate Investment Trusts (REITs) — 0.3%
IHSFR, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(5)	$530	$529,398

		$529,398

Total Asset-Backed Securities (identified cost $8,686,615)		$8,717,321

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$520,401

Total Foreign Government Bonds (identified cost $511,125)		$520,401

U.S. Government Agency Bonds — 1.9%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.875%, 8/28/17	$3,555	$3,524,655

Total U.S. Government Agency Bonds (identified cost $3,527,915)		$3,524,655

U.S. Treasury Obligations — 17.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$1,950	$2,078,579
U.S. Treasury Bond, 4.50%, 2/15/36	290	340,388
U.S. Treasury Bond, 5.375%, 2/15/31	420	537,141
U.S. Treasury Note, 2.00%, 4/30/16	9,615	9,919,978
U.S. Treasury Note, 3.375%, 11/15/19	445	480,061
U.S. Treasury Note, 3.50%, 2/15/18	1,830	1,981,619
U.S. Treasury Note, 4.00%, 2/15/15	10,210	10,556,578
U.S. Treasury Note, 4.625%, 2/15/17	5,930	6,567,938

Total U.S. Treasury Obligations (identified cost $32,308,317)		$32,462,282

Preferred Securities — 3.4%

Security	Shares	Value
Banks — 0.7%
GMAC Capital Trust I, 8.125% to 2/15/16(2)	20,000	$545,050
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	400	385,965
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(2)	350	335,413

		$1,266,428

Capital Markets — 0.4%
State Street Corp., 5.90% to 3/15/24(2)(6)	25,000	$647,037

		$647,037

Diversified Financial Services — 0.8%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	3.07	$356,975
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2.00	218,595
PPTT, 2006-A GS, Class A, 5.99%(1)(5)	4.00	806,359

		$1,381,929

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.90%(6)	22,000	$551,375

		$551,375

Electric Utilities — 0.8%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	300	$303,913
Entergy Arkansas, Inc., 4.75%(3)	15,000	310,987
Entergy Arkansas, Inc., 4.90%(3)	10,900	240,481
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	281,652
SCE Trust I, 5.625%(3)	15,000	341,100

		$1,478,133

Insurance — 0.4%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(6)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $7,306,762)		$6,125,027

Tax-Exempt Investments — 0.1%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.1%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$278	$263,530

Total Tax-Exempt Investments (identified cost $246,487)		$263,530

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.05%	Wells Fargo	10/23/14	$5,000	$105,225
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Citibank NA	9/29/14	6,000	77,136
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.21%	Citibank NA	8/7/14	15,000	113,595

Total Interest Rate Swaptions Purchased (identified cost $889,425)				$295,956

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(7)(8)	$3,397	$3,397,153
Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	1,704	1,703,800

Total Short-Term Investments (identified cost $5,100,953)		$5,100,953

Total Investments — 101.0% (identified cost $183,497,427)		$183,444,793

Other Assets, Less Liabilities — (1.0)%		$(1,815,977)

Net Assets — 100.0%		$181,628,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

AMCAR	-	AmeriCredit Automobile Receivables Trust

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CARMX	-	CarMax Auto Owner Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CNH	-	CNH Equipment Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CRART	-	California Republic Auto Receivables Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

DROT	-	Diamond Resorts Owner Trust

EFF	-	Enterprise Fleet Financing LLC

ESA	-	Extended Stay America Trust

FITAT	-	Fifth Third Auto Trust

FORDF	-	Ford Credit Floorplan Master Owner Trust

GALC	-	Great America Leasing Receivables

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

HILT	-	Hilton USA Trust

IHSFR	-	Invitation Homes Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

SDART	-	Santander Drive Auto Receivables Trust

SRFC	-	Sierra Receivables Funding Co., LLC

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $26,198,047 or 14.4% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at March 31, 2014.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2014.

(5)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2014.

(6)	Non-income producing security.

(7)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2014, the Portfolio loaned securities having a market value of $3,327,078 and received $3,397,153 of cash collateral for the loans.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $658 and $804, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$184,200,827

Gross unrealized appreciation	$2,463,000
Gross unrealized depreciation	(3,219,034)

Net unrealized depreciation	$(756,034)

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $295,956.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$74,475,988	$—	$74,475,988
Agency Mortgage-Backed Securities	—	36,980,345	—	36,980,345
Commercial Mortgage-Backed Securities	—	14,978,335	—	14,978,335
Asset-Backed Securities	—	8,717,321	—	8,717,321
Foreign Government Bonds	—	520,401	—	520,401
U.S. Government Agency Bonds	—	3,524,655	—	3,524,655
U.S. Treasury Obligations	—	32,462,282	—	32,462,282
Preferred Securities	341,100	5,783,927	—	6,125,027
Tax-Exempt Investments	—	263,530	—	263,530
Interest Rate Swaptions Purchased	—	295,956	—	295,956
Short-Term Investments	—	5,100,953	—	5,100,953
Total Investments	$341,100	$183,103,693	$—	$183,444,793

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Large-Cap Growth Fund

March 31, 2014 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2014, the value of the Fund’s investment in the Portfolio was $146,359,646 and the Fund owned 93.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	18,444	$2,314,537
United Technologies Corp.	19,876	2,322,312

		$4,636,849

Air Freight & Logistics — 0.8%
FedEx Corp.	9,065	$1,201,656

		$1,201,656

Airlines — 1.0%
United Continental Holdings, Inc.(1)	34,636	$1,545,805

		$1,545,805

Auto Components — 0.8%
Dana Holding Corp.	56,329	$1,310,776

		$1,310,776

Banks — 4.4%
Citigroup, Inc.	31,443	$1,496,686
PNC Financial Services Group, Inc. (The)	14,672	1,276,464
Regions Financial Corp.	164,153	1,823,740
Wells Fargo & Co.	44,543	2,215,569

		$6,812,459

Beverages — 2.2%
Constellation Brands, Inc., Class A(1)	14,770	$1,255,007
PepsiCo, Inc.	26,650	2,225,275

		$3,480,282

Biotechnology — 7.7%
Amgen, Inc.	22,984	$2,834,847
Biogen Idec, Inc.(1)	8,529	2,608,765
Celgene Corp.(1)	16,067	2,242,953
Gilead Sciences, Inc.(1)	61,915	4,387,297

		$12,073,862

Building Products — 1.2%
Armstrong World Industries, Inc.(1)	36,115	$1,923,124

		$1,923,124

Capital Markets — 1.1%
Invesco, Ltd.	47,199	$1,746,363

		$1,746,363

Chemicals — 3.8%
Eastman Chemical Co.	11,869	$1,023,227
Ecolab, Inc.	21,988	2,374,484
Monsanto Co.	22,721	2,584,968

		$5,982,679

Communications Equipment — 3.6%
F5 Networks, Inc.(1)	17,040	$1,816,975
QUALCOMM, Inc.	48,319	3,810,437

		$5,627,412

1

Security	Shares	Value
Consumer Finance — 2.1%
American Express Co.	22,257	$2,003,798
Discover Financial Services	22,238	1,294,029

		$3,297,827

Electrical Equipment — 2.4%
Emerson Electric Co.	24,645	$1,646,286
Rockwell Automation, Inc.	16,555	2,061,925

		$3,708,211

Electronic Equipment, Instruments & Components — 0.9%
Trimble Navigation, Ltd.(1)	34,187	$1,328,849

		$1,328,849

Energy Equipment & Services — 2.5%
FMC Technologies, Inc.(1)	23,030	$1,204,239
Schlumberger, Ltd.	27,823	2,712,742

		$3,916,981

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	15,415	$1,721,547
Wal-Mart Stores, Inc.	14,201	1,085,383

		$2,806,930

Food Products — 2.2%
Hershey Co. (The)	11,053	$1,153,933
Mondelez International, Inc., Class A	67,211	2,322,140

		$3,476,073

Health Care Equipment & Supplies — 3.7%
Covidien PLC	29,298	$2,158,091
Medtronic, Inc.	28,420	1,748,967
Stryker Corp.	22,839	1,860,693

		$5,767,751

Hotels, Restaurants & Leisure — 2.1%
Marriott International, Inc., Class A	36,422	$2,040,360
Starbucks Corp.	16,866	1,237,627

		$3,277,987

Household Products — 0.8%
Colgate-Palmolive Co.	19,816	$1,285,464

		$1,285,464

Industrial Conglomerates — 0.9%
3M Co.	10,781	$1,462,550

		$1,462,550

Internet & Catalog Retail — 5.8%
Amazon.com, Inc.(1)	13,617	$4,582,393
Groupon, Inc.(1)	143,666	1,126,341
priceline.com, Inc.(1)	2,775	3,307,495

		$9,016,229

Internet Software & Services — 6.9%
Facebook, Inc., Class A(1)	55,685	$3,354,464
Google, Inc., Class A(1)	6,692	7,458,301

		$10,812,765

IT Services — 2.1%
Visa, Inc., Class A	15,172	$3,275,028

		$3,275,028

2

Security	Shares	Value
Leisure Products — 1.3%
Brunswick Corp.	45,402	$2,056,257

		$2,056,257

Machinery — 3.5%
Caterpillar, Inc.	19,688	$1,956,397
Donaldson Co., Inc.	38,380	1,627,312
Wabtec Corp.	23,714	1,837,835

		$5,421,544

Media — 2.7%
Comcast Corp., Class A	34,338	$1,717,587
Walt Disney Co. (The)	30,955	2,478,567

		$4,196,154

Oil, Gas & Consumable Fuels — 2.8%
EOG Resources, Inc.	9,004	$1,766,314
Occidental Petroleum Corp.	11,589	1,104,316
Range Resources Corp.	17,301	1,435,464

		$4,306,094

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	22,128	$1,479,921

		$1,479,921

Pharmaceuticals — 3.4%
Allergan, Inc.	15,938	$1,977,906
Perrigo Co. PLC	9,723	1,503,759
Roche Holding AG ADR	49,496	1,866,989

		$5,348,654

Road & Rail — 0.9%
Union Pacific Corp.	7,692	$1,443,481

		$1,443,481

Semiconductors & Semiconductor Equipment — 4.6%
Avago Technologies, Ltd.	28,225	$1,817,972
Intel Corp.	40,320	1,040,659
NXP Semiconductors NV(1)	51,857	3,049,710
Teradyne, Inc.(1)	63,269	1,258,421

		$7,166,762

Software — 4.7%
Microsoft Corp.	71,784	$2,942,426
Oracle Corp.	38,327	1,567,957
salesforce.com, inc.(1)	15,574	889,120
VMware, Inc., Class A(1)	17,997	1,944,036

		$7,343,539

Specialty Retail — 2.7%
AutoNation, Inc.(1)	31,619	$1,683,079
Home Depot, Inc. (The)	16,002	1,266,238
Staples, Inc.	109,585	1,242,694

		$4,192,011

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	12,047	$6,466,107
EMC Corp.	107,212	2,938,681

		$9,404,788

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	32,632	$2,410,199

		$2,410,199

Total Common Stocks (identified cost $95,617,645)		$154,543,316

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$1,901	$1,900,515

Total Short-Term Investments (identified cost $1,900,515)		$1,900,515

Total Investments — 100.0% (identified cost $97,518,160)		$156,443,831

Other Assets, Less Liabilities — 0.0%(3)		$73,327

Net Assets — 100.0%		$156,517,158

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $230.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,554,408

Gross unrealized appreciation	$59,622,294
Gross unrealized depreciation	(732,871)

Net unrealized appreciation	$58,889,423

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$154,543,316	*	$—	$—	$154,543,316
Short-Term Investments	—		1,900,515	—	1,900,515
Total Investments	$154,543,316		$1,900,515	$—	$156,443,831

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Large-Cap Value Fund

March 31, 2014 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2014, the value of the Fund’s investment in the Portfolio was $5,803,073,905 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	940,000	$117,960,600
Honeywell International, Inc.	590,000	54,728,400
United Technologies Corp.	585,000	68,351,400

		$241,040,400

Airlines — 2.1%
Delta Air Lines, Inc.	2,120,000	$73,458,000
United Continental Holdings, Inc.(1)(2)	1,090,000	48,646,700

		$122,104,700

Automobiles — 0.9%
Volkswagen AG, PFC Shares	195,000	$50,562,625

		$50,562,625

Banks — 13.4%
Bank of America Corp.	10,025,000	$172,430,000
Citigroup, Inc.	3,540,000	168,504,000
JPMorgan Chase & Co.	2,875,000	174,541,250
PNC Financial Services Group, Inc. (The)	1,100,000	95,700,000
Regions Financial Corp.	8,166,285	90,727,426
SunTrust Banks, Inc.	1,945,000	77,391,550

		$779,294,226

Biotechnology — 2.0%
Gilead Sciences, Inc.(1)(2)	1,605,000	$113,730,300

		$113,730,300

Capital Markets — 5.0%
Blackstone Group LP (The)	2,425,000	$80,631,250
Invesco, Ltd.(2)	2,650,000	98,050,000
Morgan Stanley	3,570,000	111,276,900

		$289,958,150

Chemicals — 3.4%
CF Industries Holdings, Inc.	225,000	$58,644,000
LyondellBasell Industries NV, Class A	1,565,000	139,191,100

		$197,835,100

Communications Equipment — 2.6%
QUALCOMM, Inc.	1,145,000	$90,294,700
Telefonaktiebolaget LM Ericsson, Class B	4,550,000	60,684,897

		$150,979,597

Consumer Finance — 3.1%
American Express Co.	630,000	$56,718,900
Discover Financial Services	2,150,000	125,108,500

		$181,827,400

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	2,224,192	$105,804,813

		$105,804,813

Electric Utilities — 2.1%
NextEra Energy, Inc.	1,265,000	$120,959,300

		$120,959,300

1

Security	Shares	Value
Electrical Equipment — 1.7%
Eaton Corp. PLC	705,000	$52,959,600
Emerson Electric Co.	680,000	45,424,000

		$98,383,600

Electronic Equipment, Instruments & Components — 1.6%
Corning, Inc.(2)	4,560,000	$94,939,200

		$94,939,200

Energy Equipment & Services — 0.6%
Cameron International Corp.(1)	525,000	$32,429,250

		$32,429,250

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	1,940,000	$145,228,400

		$145,228,400

Food Products — 1.1%
Nestle SA	815,000	$61,344,715

		$61,344,715

Health Care Equipment & Supplies — 1.9%
Covidien PLC	700,000	$51,562,000
Stryker Corp.(2)	755,000	61,509,850

		$113,071,850

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	395,000	$53,712,100

		$53,712,100

Insurance — 4.7%
ACE, Ltd.(2)	645,000	$63,893,700
Allstate Corp. (The)	1,145,000	64,784,100
MetLife, Inc.	2,135,590	112,759,152
Prudential Financial, Inc.	345,000	29,204,250

		$270,641,202

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	47,500	$52,939,225

		$52,939,225

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	645,000	$77,554,800

		$77,554,800

Machinery — 1.2%
Caterpillar, Inc.(2)	700,000	$69,559,000

		$69,559,000

Media — 3.3%
Comcast Corp., Class A	1,445,000	$72,278,900
Walt Disney Co. (The)	1,495,000	119,704,650

		$191,983,550

Multi-Utilities — 2.1%
Sempra Energy(2)	1,265,000	$122,401,400

		$122,401,400

Multiline Retail — 1.6%
Dollar General Corp.(1)	590,000	$32,733,200
Macy’s, Inc.	1,070,000	63,440,300

		$96,173,500

Oil, Gas & Consumable Fuels — 13.5%
Anadarko Petroleum Corp.	670,000	$56,789,200

2

Security	Shares	Value
Chevron Corp.	1,305,000	$155,177,550
ConocoPhillips(2)	1,580,000	111,153,000
Exxon Mobil Corp.	1,635,000	159,706,800
Marathon Oil Corp.(2)	2,275,000	80,808,000
Occidental Petroleum Corp.	1,445,000	137,694,050
Phillips 66(2)	1,062,500	81,876,250

		$783,204,850

Pharmaceuticals — 9.1%
Merck & Co., Inc.	2,170,000	$123,190,900
Pfizer, Inc.	4,700,000	150,964,000
Roche Holding AG PC	395,000	118,801,655
Sanofi	680,000	71,059,365
Shire PLC ADR	435,000	64,610,550

		$528,626,470

Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.	580,000	$47,484,600
Public Storage, Inc.	400,000	67,396,000
Simon Property Group, Inc.	512,500	84,050,000

		$198,930,600

Road & Rail — 1.6%
Union Pacific Corp.	485,000	$91,015,100

		$91,015,100

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	2,265,000	$58,459,650

		$58,459,650

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	190,000	$101,980,600
EMC Corp.	2,345,000	64,276,450

		$166,257,050

Tobacco — 0.9%
Reynolds American, Inc.	1,025,000	$54,755,500

		$54,755,500

Total Common Stocks (identified cost $4,032,224,506)		$5,715,707,623

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05% (3)(4)	$33,310	$33,309,905
Eaton Vance Cash Reserves Fund, LLC, 0.14% (4)	80,118	80,117,738

Total Short-Term Investments (identified cost $113,427,643)		$113,427,643

Total Investments — 100.3% (identified cost $4,145,652,149)		$5,829,135,266

Other Assets, Less Liabilities — (0.3)%		$(15,685,135)

Net Assets — 100.0%		$5,813,450,131

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

3

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2014.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2014, the Portfolio loaned securities having a market value of $32,732,201 and received $33,309,905 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 were $4,624 and $12,717, respectively.

The Portfolio did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,178,097,357

Gross unrealized appreciation	$1,658,392,921
Gross unrealized depreciation	(7,355,012)

Net unrealized appreciation	$1,651,037,909

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$341,869,150	$50,562,625		$—	$392,431,775
Consumer Staples	199,983,900	61,344,715		—	261,328,615
Energy	815,634,100	—		—	815,634,100
Financials	1,720,651,578	—		—	1,720,651,578
Health Care	643,122,400	189,861,020		—	832,983,420
Industrials	622,102,800	—		—	622,102,800
Information Technology	462,889,825	60,684,897		—	523,574,722
Materials	197,835,100	—		—	197,835,100
Telecommunication Services	105,804,813	—		—	105,804,813
Utilities	243,360,700	—		—	243,360,700
Total Common Stocks	$5,353,254,366	$362,453,257	*	$—	$5,715,707,623
Short-Term Investments	$—	$113,427,643		$—	$113,427,643
Total Investments	$5,353,254,366	$475,880,900		$—	$5,829,135,266

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Parametric Absolute Return Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 54.0%

Security	Principal Amount (000’s omitted)	Value
Auto Manufacturers — 3.7%
Daimler Finance North America, LLC, 0.918%, 8/1/16(1)(2)	$500	$504,813
Toyota Motor Credit Corp., 0.526%, 5/17/16(2)	250	251,093
Toyota Motor Credit Corp., 0.875%, 7/17/15	350	352,130
Volkswagen International Finance NV, 0.676%, 11/18/16(1)(2)	850	851,888

		$1,959,924

Banks — 22.7%
American Express Centurion Bank, 0.875%, 11/13/15	$380	$381,544
Bank of America N.A., 1.125%, 11/14/16	850	848,337
Bank of Montreal, 0.484%, 9/24/15(2)	850	851,096
Bank of Montreal, 0.759%, 7/15/16(2)	500	502,900
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	250	250,692
Bank of Nova Scotia, 0.75%, 10/9/15	380	381,197
Bank of Nova Scotia, 0.759%, 7/15/16(2)	500	502,559
BNP Paribas SA, 0.713%, 3/17/17(2)	650	649,901
Capital One Financial Corp., 1.00%, 11/6/15	125	125,234
Citigroup, Inc., 1.25%, 1/15/16	380	381,532
Fifth Third Bank, 0.746%, 11/18/16(2)	725	728,192
JPMorgan Chase & Co., 1.10%, 10/15/15	250	251,136
KeyBank N.A., 0.725%, 11/25/16(2)	750	752,071
National Australia Bank, Ltd., 0.666%, 12/2/16(1)(2)	750	751,891
PNC Bank NA, 1.125%, 1/27/17	700	698,191
Royal Bank of Canada, 0.695%, 9/9/16(2)	800	803,618
State Street Corp., 0.435%, 12/8/15(2)	200	199,874
Svenska Handelsbanken AB, 0.704%, 9/23/16(2)	800	804,248
Toronto-Dominion Bank (The), 0.695%, 9/9/16(2)	800	804,198
US Bank NA, 0.466%, 1/30/17(2)	700	700,293
Westpac Banking Corp., 0.665%, 11/25/16(2)	700	702,661

		$12,071,365

Beverages — 3.1%
Anheuser-Busch InBev Finance, Inc., 1.125%, 1/27/17	$750	$750,547
Coca-Cola Co. (The), 0.338%, 11/1/16(2)	515	515,598
PepsiCo, Inc., 0.70%, 8/13/15	380	381,024

		$1,647,169

Cosmetics & Personal Care — 1.6%
Procter & Gamble Co. (The), 0.75%, 11/4/16	$850	$848,239

		$848,239

Diversified Financial Services — 2.6%
American Express Credit Corp., 0.746%, 7/29/16(2)	$500	$503,647
American Honda Finance Corp., 0.74%, 10/7/16(2)	875	882,541

		$1,386,188

1

Security	Principal Amount (000’s omitted)	Value
Electric — 1.7%
Florida Power Corp., 0.65%, 11/15/15	$275	$275,437
Georgia Power Co., 0.625%, 11/15/15	250	249,975
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	375	376,855

		$902,267

Financial Services — 2.0%
Charles Schwab Corp. (The), 0.85%, 12/4/15	$380	$381,561
General Electric Capital Corp., 0.472%, 1/14/16(2)	700	700,809

		$1,082,370

Foods — 1.8%
Starbucks Corp., 0.875%, 12/5/16	$700	$697,676
Unilever Capital Corp., 0.45%, 7/30/15	250	249,891

		$947,567

Insurance — 2.3%
Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	$500	$502,915
Prudential Financial, Inc., 4.75%, 4/1/14	700	700,000

		$1,202,915

Machinery - Construction & Mining — 2.0%
John Deere Capital Corp., 0.532%, 10/11/16(2)	$830	$832,189
John Deere Capital Corp., 0.70%, 9/4/15	250	250,950

		$1,083,139

Media — 0.7%
Walt Disney Co. (The), 0.45%, 12/1/15	$380	$379,867

		$379,867

Mining — 4.7%
BHP Billiton Finance USA, Ltd., 0.484%, 9/30/16(2)	$850	$851,403
Caterpillar Financial Services Corp., 0.355%, 11/25/15(2)	750	749,936
Rio Tinto Finance USA PLC, 0.785%, 6/19/15(2)	865	868,042

		$2,469,381

Oil & Gas — 4.5%
BP Capital Markets PLC, 0.656%, 11/7/16(2)	$800	$803,818
Chevron Corp., 0.889%, 6/24/16	730	734,313
Shell International Finance B.V., 0.446%, 11/15/16(2)	825	826,402

		$2,364,533

Pharmaceuticals — 0.6%
Merck & Co., Inc., 0.426%, 5/18/16(2)	$325	$326,040

		$326,040

Total Corporate Bonds & Notes (identified cost $28,591,669)		$28,670,964

2

Commercial Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2004-4, Class A6, 4.877%, 7/10/42(3)	$147	$147,621
BACM, Series 2004-5, Class A4, 4.936%, 11/10/41(3)	412	414,756
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(3)	216	216,964
LB-UBS, Series 2004-C4, Class A4, 6.00%, 6/15/29(3)	21	20,774
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(3)	100	101,090
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	198	202,065
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	395	401,619
WBCMT, Series 2005-C16, Class A4, 4.847%, 10/15/41(3)	500	508,639

Total Commercial Mortgage-Backed Securities (identified cost $2,028,500)		$2,013,528

Collateralized Mortgage Obligations — 4.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Banks, Series QB-2015, Class 1, 4.91%, 4/28/15	$234	$241,968
Federal Home Loan Mortgage Corp., Series 2517, Class BH, 5.50%, 10/15/17	86	90,871
Federal Home Loan Mortgage Corp., Series 2638, Class CE, 3.75%, 8/15/32	133	135,336
Federal Home Loan Mortgage Corp., Series 2649, Class QH, 4.50%, 7/15/18	64	67,285
Federal Home Loan Mortgage Corp., Series 2840, Class OE, 5.00%, 2/15/33	35	35,213
Federal Home Loan Mortgage Corp., Series 2889, Class OG, 5.00%, 5/15/33	65	65,752
Federal Home Loan Mortgage Corp., Series 2971, Class GC, 5.00%, 7/15/18	50	49,854
Federal Home Loan Mortgage Corp., Series 3047, Class OB, 5.50%, 12/15/33	20	20,527
Federal Home Loan Mortgage Corp., Series 3706, Class C, 2.00%, 8/15/20	214	216,179
Federal Home Loan Mortgage Corp., Series 3787, Class TB, 1.75%, 1/15/17	215	217,443
Federal National Mortgage Association, Series 2003-24, Class PD, 5.00%, 4/25/18	160	169,624
Federal National Mortgage Association, Series 2005-84, Class YG, 5.00%, 9/25/35	42	42,421
Federal National Mortgage Association, Series 2006-105, Class A, 4.35%, 9/25/36	196	206,120
Federal National Mortgage Association, Series 2008-62, Class DY, 4.00%, 7/25/23	124	130,738
Federal National Mortgage Association, Series 2009-88, Class EA, 4.50%, 5/25/23	14	13,765
Federal National Mortgage Association, Series 2010-9, Class A, 4.00%, 11/25/23	23	23,691
Federal National Mortgage Association, Series 2010-155, Class A, 3.50%, 9/25/25	212	217,461
Federal National Mortgage Association, Series 2011-66, Class AB, 4.00%, 11/25/39	120	122,064
Federal National Mortgage Association, Series 2011-76, Class PB, 2.50%, 4/25/39	130	133,091
Government National Mortgage Association, Series 2009-93, Class EJ, 3.50%, 5/20/35	61	61,400
Government National Mortgage Association, Series 2009-122, Class MT, 2.25%, 10/20/32	81	81,051

Total Collateralized Mortgage Obligations (identified cost $2,356,755)		$2,341,854

3

Asset-Backed Securities — 31.7%

Security	Principal Amount (000’s omitted)	Value
ALLYL, Series 2013-SN1, Class A2, 0.52%, 5/20/15	$320	$320,453
AMCAR, Series 2013-3, Class A2, 0.68%, 10/11/16	387	387,282
AMCAR, Series 2013-5, Class A2B, 0.534%, 3/8/17(3)	400	400,541
BMWOT, Series 2013-A, Class A2, 0.41%, 2/25/16	750	750,283
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	150	150,189
CARMX, Series 2013-2, Class A2, 0.42%, 6/15/16	499	498,652
CARMX, Series 2013-3, Class A2, 0.59%, 8/15/16	480	480,622
CARMX, Series 2013-4, Class A2, 0.52%, 11/15/16	750	750,756
CNH, Series 2013-B, Class A2, 0.44%, 10/17/16	440	439,599
CRART, Series 2013-2, Class A1, 0.33%, 12/15/14	305	304,897
EFF, Series 2013-2, Class A2, 1.06%, 3/20/19(1)	500	501,745
FORDL, Series 2013-B, Class A2B, 0.425%, 1/15/16(3)	750	750,484
FORDO, Series 2013-B, Class A2, 0.38%, 2/15/16	272	272,288
FORDO, Series 2013-C, Class A2, 0.55%, 4/15/16	386	386,313
GEEMT, Series 2013-1, Class A2, 0.64%, 3/22/16	435	435,329
GEEST, Series 2013-1A, Class A2, 0.73%, 1/25/16(1)	500	501,008
GEET, Series 2013-2, Class A2, 0.61%, 6/24/16	705	705,653
HALST, Series 2013-B, Class A2, 0.75%, 3/15/16(1)	500	501,150
HAROT, Series 2013-3, Class A2, 0.54%, 1/15/16	500	500,566
HART, Series 2013-C, Class A2, 0.57%, 6/15/16	800	801,133
HART, Series 2014-A, Class A2, 0.46%, 1/16/17	650	650,388
JDOT, Series 2013-B, Class A2, 0.55%, 1/15/16	700	700,671
NALT, Series 2013-A, Class A2B, 0.285%, 9/15/15(3)	425	425,244
NALT, Series 2013-B, Class A2B, 0.425%, 1/15/16(3)	440	440,486
SDART, Series 2013-4, Class A2, 0.89%, 9/15/16	527	527,601
SDART, Series 2013-5, Class A2B, 0.535%, 4/17/17(3)	575	575,456
SDART, Series 2014-1, Class A2B, 0.525%, 6/15/17(3)	600	600,336
VWALT, Series 2013-A, Class A2A, 0.63%, 12/21/15	452	452,406
WFNMT, Series 2014-A, Class A, 0.535%, 12/15/19(3)	700	700,395
WOART, Series 2013-A, Class A2, 0.43%, 5/16/16	395	395,392
WOART, Series 2013-B, Class A2, 0.48%, 11/15/16	750	750,475
WOLS, Series 2013-A, Class A2B, 0.475%, 5/16/16(3)	800	800,929

Total Asset-Backed Securities (identified cost $16,841,786)		$16,858,722

U.S. Government Agency Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.33%, 1/27/15(2)	$2,500	$2,505,970

Total U.S. Government Agency Obligations (identified cost $2,501,042)		$2,505,970

4

Certificates of Deposit — 1.4%

Security	Principal Amount (000’s omitted)	Value
Bank of Montreal, 0.417%, 7/24/14(2)	$250	$250,214
Barclays Bank PLC, 0.482%, 1/9/15(2)	500	500,364

Total Certificates of Deposit (identified cost $750,139)		$750,578

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	47	$2,005	4/4/14	$118
S&P 500 Index	48	1,980	4/11/14	240
S&P 500 Index	47	2,005	4/19/14	353
S&P 500 Index	47	1,995	4/25/14	1,527
S&P 500 Index FLEX	40	2,002	4/2/14	0
S&P 500 Index FLEX	47	2,000	4/7/14	3
S&P 500 Index FLEX	48	1,990	4/9/14	20
S&P 500 Index FLEX	48	1,990	4/14/14	164
S&P 500 Index FLEX	47	2,000	4/16/14	179
S&P 500 Index FLEX	48	1,980	4/21/14	1,202
S&P 500 Index FLEX	48	1,995	4/23/14	911
S&P 500 Index FLEX	47	2,000	4/28/14	1,112

Total Call Options Purchased (identified cost $21,775)				$5,829

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	47	$1,705	4/4/14	$705
S&P 500 Index	48	1,650	4/11/14	1,200
S&P 500 Index	47	1,710	4/19/14	4,348
S&P 500 Index	47	1,690	4/25/14	5,992
S&P 500 Index FLEX	40	1,700	4/2/14	0
S&P 500 Index FLEX	47	1,685	4/7/14	21
S&P 500 Index FLEX	48	1,680	4/9/14	71
S&P 500 Index FLEX	48	1,670	4/14/14	416
S&P 500 Index FLEX	47	1,695	4/16/14	1,269
S&P 500 Index FLEX	48	1,660	4/21/14	1,601
S&P 500 Index FLEX	48	1,700	4/23/14	4,489
S&P 500 Index FLEX	47	1,700	4/28/14	7,880

Total Put Options Purchased (identified cost $132,560)				$27,992

5

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$371	$371,495

Total Short-Term Investments (identified cost $371,495)		$371,495

Total Investments — 100.8% (identified cost $53,595,721)		$53,546,932

Call Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	47	$1,915	4/4/14	$(1,175)
S&P 500 Index	48	1,890	4/11/14	(28,320)
S&P 500 Index	47	1,915	4/19/14	(9,870)
S&P 500 Index	47	1,905	4/25/14	(31,255)
S&P 500 Index FLEX	40	1,912	4/2/14	(62)
S&P 500 Index FLEX	47	1,910	4/7/14	(4,914)
S&P 500 Index FLEX	48	1,900	4/9/14	(15,203)
S&P 500 Index FLEX	48	1,900	4/14/14	(26,275)
S&P 500 Index FLEX	47	1,910	4/16/14	(19,052)
S&P 500 Index FLEX	48	1,890	4/21/14	(57,340)
S&P 500 Index FLEX	48	1,905	4/23/14	(37,012)
S&P 500 Index FLEX	47	1,910	4/28/14	(36,117)

Total Call Options Written (premiums received $405,785)				$(266,595)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	47	$1,795	4/4/14	$(2,820)
S&P 500 Index	48	1,740	4/11/14	(3,480)
S&P 500 Index	47	1,800	4/19/14	(18,800)
S&P 500 Index	47	1,780	4/25/14	(21,150)
S&P 500 Index FLEX	40	1,790	4/2/14	(2)
S&P 500 Index FLEX	47	1,775	4/7/14	(897)
S&P 500 Index FLEX	48	1,770	4/9/14	(1,685)
S&P 500 Index FLEX	48	1,760	4/14/14	(4,213)
S&P 500 Index FLEX	47	1,785	4/16/14	(10,043)
S&P 500 Index FLEX	48	1,750	4/21/14	(8,840)
S&P 500 Index FLEX	48	1,790	4/23/14	(21,511)
S&P 500 Index FLEX	47	1,790	4/28/14	(30,260)

Total Put Options Written (premiums received $372,115)				$(123,701)

Other Assets, Less Liabilities — (0.1)%				$(17,602)

Net Assets — 100.0%				$53,139,034

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ALLYL	-	Ally Auto Receivables Trust Lease

AMCAR	-	AmeriCredit Automobile Receivables Trust

BACM	-	Banc of America Commercial Mortgage Trust

BMWOT	-	BMW Vehicle Owner Trust

CARMX	-	CarMax Auto Owner Trust

CNH	-	CNH Equipment Trust

CRART	-	California Republic Auto Receivables Trust

EFF	-	Enterprise Fleet Financing LLC

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

FORDL	-	Ford Credit Auto Lease Trust

FORDO	-	Ford Credit Auto Owner Trust

GEEMT	-	GE Equipment Midticket LLC

GEEST	-	GE Equipment Small Ticket LLC

GEET	-	GE Equipment Transportation LLC

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HALST	-	Hyundai Auto Lease Securitization Trust

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

JDOT	-	John Deere Owner Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NALT	-	Nissan Auto Lease Trust

SDART	-	Santander Drive Auto Receivables Trust

VWALT	-	Volkswagen Auto Lease Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFNMT	-	World Financial Network Credit Card Master Trust

WOART	-	World Omni Auto Receivables Trust

WOLS	-	World Omni Automobile Lease Securitization Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $3,612,495 or 6.8% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2014.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2014.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $418.

7

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,452,893

Gross unrealized appreciation	$314,796
Gross unrealized depreciation	(220,757)

Net unrealized appreciation	$94,039

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,560	$996,132
Options written	4,372	3,022,895
Options exercised	(1,078)	(807,556)
Options expired	(3,730)	(2,433,571)

Outstanding, end of period	1,124	$777,900

At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $33,821 and $390,296, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$28,670,964	$—	$28,670,964
Commercial Mortgage-Backed Securities	—	2,013,528	—	2,013,528
Collateralized Mortgage Obligations	—	2,341,854	—	2,341,854
Asset-Backed Securities	—	16,858,722	—	16,858,722
U.S. Government Agency Obligations	—	2,505,970	—	2,505,970
Certificates of Deposit	—	750,578	—	750,578
Call Options Purchased	2,238	3,591	—	5,829
Put Options Purchased	12,245	15,747	—	27,992
Short-Term Investments	—	371,495	—	371,495
Total Investments	$14,483	$53,532,449	$—	$53,546,932

Liability Description
Call Options Written	$(70,620)	$(195,975)	$—	$(266,595)
Put Options Written	(46,250)	(77,451)	—	(123,701)
Total	$(116,870)	$(273,426)	$—	$(390,296)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Real Estate Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.2%
Hilton Worldwide Holdings, Inc.(1)	13,600	$302,464
Marriott International, Inc., Class A	11,000	616,220

		$918,684

Other — 1.0%
CB Richard Ellis Group, Inc., Class A(1)	4,800	$131,664
Jones Lang LaSalle, Inc.	1,200	142,200

		$273,864

Real Estate Investment Trusts — 92.7%

Diversified, Specialty & Other — 9.4%
American Tower Corp.	3,100	$253,797
CoreSite Realty Corp.	7,200	223,200
Digital Realty Trust, Inc.	3,000	159,240
Liberty Property Trust, Inc.	6,000	221,760
Plum Creek Timber Co., Inc.	5,700	239,628
PS Business Parks, Inc.	5,900	493,358
Vornado Realty Trust	11,100	1,094,016

		$2,684,999

Health Care — 8.1%
HCP, Inc.	14,800	$574,092
Health Care REIT, Inc.	13,400	798,640
Ventas, Inc.	15,400	932,778

		$2,305,510

Hotels & Resorts — 3.1%
Host Hotels & Resorts, Inc.	24,100	$487,784
LaSalle Hotel Properties	5,800	181,598
Sunstone Hotel Investors, Inc.	16,800	230,664

		$900,046

Industrial — 6.3%
DCT Industrial Trust, Inc.	34,500	$271,860
EastGroup Properties, Inc.	5,100	320,841
ProLogis, Inc.	25,800	1,053,414
Terreno Realty Corp.	7,800	147,498

		$1,793,613

Malls and Factory Outlets — 18.2%
General Growth Properties, Inc.	24,700	$543,400
Macerich Co. (The)	3,000	186,990
Simon Property Group, Inc.	21,600	3,542,400
Tanger Factory Outlet Centers	11,500	402,500
Taubman Centers, Inc.	7,200	509,688

		$5,184,978

1

Security	Shares	Value
Multifamily — 21.6%
American Campus Communities, Inc.	13,400	$500,490
AvalonBay Communities, Inc.	13,500	1,772,820
Camden Property Trust	3,300	222,222
Equity Residential	30,700	1,780,293
Essex Property Trust, Inc.	3,400	578,170
Mid-America Apartment Communities, Inc.	6,900	471,063
Post Properties, Inc.	6,100	299,510
UDR, Inc.	21,300	550,179

		$6,174,747

Office — 10.6%
Alexandria Real Estate Equities, Inc.	4,300	$312,008
Boston Properties, Inc.	14,000	1,603,420
Douglas Emmett, Inc.	16,000	434,240
Highwoods Properties, Inc.	8,900	341,849
Kilroy Realty Corp.	5,700	333,906

		$3,025,423

Self Storage — 7.6%
Extra Space Storage, Inc.	8,900	$431,739
Public Storage, Inc.	10,300	1,735,447

		$2,167,186

Strip Centers — 7.8%
Acadia Realty Trust	7,800	$205,764
DDR Corp.	26,300	433,424
Federal Realty Investment Trust	7,800	894,816
Regency Centers Corp.	7,400	377,844
Retail Opportunity Investments Corp.	8,800	131,472
Urstadt Biddle Properties, Inc.	9,300	192,138

		$2,235,458

Total Real Estate Investment Trusts		$26,471,960

Total Common Stocks (identified cost $22,626,368)		$27,664,508

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$861	$860,843

Total Short-Term Investments (identified cost $860,843)		$860,843

Total Investments — 99.9% (identified cost $23,487,211)		$28,525,351

Other Assets, Less Liabilities — 0.1%		$29,520

Net Assets — 100.0%		$28,554,871

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $149.

The Fund did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,618,643

Gross unrealized appreciation	$4,939,726
Gross unrealized depreciation	(33,018)

Net unrealized appreciation	$4,906,708

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$27,664,508	*	$—	$—	$27,664,508
Short-Term Investments	—		860,843	—	860,843
Total Investments	$27,664,508		$860,843	$—	$28,525,351

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Auto Components — 2.3%
Dana Holding Corp.	211,610	$4,924,165

		$4,924,165

Banks — 6.1%
First Financial Holdings, Inc.	35,283	$2,209,421
PacWest Bancorp	54,370	2,338,454
Signature Bank(1)	34,000	4,270,060
Texas Capital Bancshares, Inc.(1)	65,582	4,258,895

		$13,076,830

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	69,610	$3,706,732

		$3,706,732

Capital Markets — 5.3%
Cohen & Steers, Inc.	79,249	$3,158,073
HFF, Inc., Class A	96,910	3,257,145
Lazard, Ltd., Class A	105,090	4,948,688

		$11,363,906

Chemicals — 4.8%
Balchem Corp.	105,490	$5,498,139
Cytec Industries, Inc.	50,510	4,930,281

		$10,428,420

Commercial Services & Supplies — 3.8%
Interface, Inc.	186,340	$3,829,287
Team, Inc.(1)	100,001	4,286,043

		$8,115,330

Communications Equipment — 0.8%
Riverbed Technology, Inc.(1)	91,550	$1,804,451

		$1,804,451

Construction & Engineering — 3.6%
Foster Wheeler AG(1)	99,520	$3,226,438
MYR Group, Inc.(1)	175,050	4,432,266

		$7,658,704

Electrical Equipment — 2.1%
Generac Holdings, Inc.	75,740	$4,466,388

		$4,466,388

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 7.6%
FEI Co.	54,040	$5,567,201
FLIR Systems, Inc.	107,110	3,855,960
InvenSense, Inc.(1)	78,800	1,865,196
Methode Electronics, Inc.	87,050	2,668,953
National Instruments Corp.	80,535	2,310,549

		$16,267,859

Food & Staples Retailing — 1.5%
United Natural Foods, Inc.(1)	45,000	$3,191,400

		$3,191,400

Food Products — 2.2%
Hain Celestial Group, Inc. (The)(1)	51,270	$4,689,667

		$4,689,667

Health Care Equipment & Supplies — 3.8%
Analogic Corp.	56,340	$4,626,077
Cynosure, Inc., Class A(1)	121,330	3,554,969

		$8,181,046

Health Care Providers & Services — 2.7%
MEDNAX, Inc.(1)	44,040	$2,729,599
Team Health Holdings, Inc.(1)	69,560	3,112,810

		$5,842,409

Hotels, Restaurants & Leisure — 1.4%
Krispy Kreme Doughnuts, Inc.(1)	171,480	$3,040,340

		$3,040,340

Household Durables — 1.5%
Ryland Group, Inc. (The)	83,020	$3,314,989

		$3,314,989

Household Products — 1.8%
Church & Dwight Co., Inc.	55,410	$3,827,169

		$3,827,169

Insurance — 6.1%
Endurance Specialty Holdings, Ltd.	60,780	$3,271,787
HCC Insurance Holdings, Inc.	71,650	3,259,359
Horace Mann Educators Corp.	113,240	3,283,960
Stewart Information Services Corp.	96,070	3,374,939

		$13,190,045

IT Services — 5.6%
Euronet Worldwide, Inc.(1)	123,060	$5,118,065
Global Cash Access Holdings, Inc.(1)	405,730	2,783,308
WEX, Inc.(1)	42,730	4,061,487

		$11,962,860

2

Security	Shares	Value
Life Sciences Tools & Services — 3.6%
Bruker Corp.(1)	152,960	$3,485,958
Charles River Laboratories International, Inc.(1)	70,460	4,251,557

		$7,737,515

Machinery — 4.4%
RBC Bearings, Inc.(1)	74,960	$4,774,952
Valmont Industries, Inc.	31,680	4,715,251

		$9,490,203

Marine — 1.5%
Kirby Corp.(1)	31,350	$3,174,187

		$3,174,187

Oil, Gas & Consumable Fuels — 5.5%
Goodrich Petroleum Corp.(1)	221,450	$3,503,339
Kodiak Oil & Gas Corp.(1)	358,530	4,352,554
PDC Energy, Inc.(1)	63,370	3,945,416

		$11,801,309

Paper & Forest Products — 0.5%
Boise Cascade Co.(1)	37,729	$1,080,559

		$1,080,559

Professional Services — 0.6%
TriNet Group, Inc.(1)	60,029	$1,279,218

		$1,279,218

Real Estate Investment Trusts (REITs) — 4.4%
Gramercy Property Trust, Inc.	229,660	$1,185,046
PS Business Parks, Inc.	55,199	4,615,740
Sovran Self Storage, Inc.	23,730	1,742,969
Terreno Realty Corp.	103,810	1,963,047

		$9,506,802

Road & Rail — 1.6%
Avis Budget Group, Inc.(1)	69,750	$3,396,825

		$3,396,825

Semiconductors & Semiconductor Equipment — 4.8%
Cypress Semiconductor Corp.(1)	326,080	$3,348,842
Monolithic Power Systems, Inc.(1)	83,930	3,253,966
Teradyne, Inc.(1)	192,370	3,826,239

		$10,429,047

Software — 2.3%
Mentor Graphics Corp.	224,510	$4,943,710

		$4,943,710

Specialty Retail — 3.0%
DSW, Inc., Class A	50,820	$1,822,405
Pier 1 Imports, Inc.	138,130	2,607,894
Restoration Hardware Holding, Inc.(1)	26,640	1,960,438

		$6,390,737

3

Security	Shares	Value
Transportation Infrastructure — 1.6%
Wesco Aircraft Holdings, Inc.(1)	159,640	$3,513,676

		$3,513,676

Total Common Stocks (identified cost $147,559,552)		$211,796,498

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$2,391	$2,391,339

Total Short-Term Investments (identified cost $2,391,339)		$2,391,339

Total Investments — 99.6% (identified cost $149,950,891)		$214,187,837

Other Assets, Less Liabilities — 0.4%		$753,641

Net Assets — 100.0%		$214,941,478

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended
March 31, 2014 was $2,644.

The Fund did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$150,319,872

Gross unrealized appreciation	$65,746,271
Gross unrealized depreciation	(1,878,306)

Net unrealized appreciation	$63,867,965

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$211,796,498	*	$—	$—	$211,796,498
Short-Term Investments	—		2,391,339	—	2,391,339
Total Investments	$211,796,498		$2,391,339	$—	$214,187,837

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Small-Cap Value Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Airlines — 1.6%
Spirit Airlines, Inc.(1)	10,617	$630,650

		$630,650

Auto Components — 1.9%
Dana Holding Corp.	31,660	$736,728

		$736,728

Banks — 21.7%
1st Source Corp.	13,180	$422,946
Bancorp, Inc. (The)(1)	75,840	1,426,551
Bridge Capital Holdings(1)	15,300	363,528
Cardinal Financial Corp.	46,110	822,141
Center Bancorp, Inc.	12,180	231,420
ConnectOne Bancorp, Inc.(1)	28,280	1,384,589
Eagle Bancorp, Inc.(1)	31,187	1,125,851
First Business Financial Services, Inc.	6,080	286,854
First Financial Holdings, Inc.	6,320	395,758
German American Bancorp, Inc.	10,670	308,256
Prosperity Bancshares, Inc.	16,477	1,089,954
Texas Capital Bancshares, Inc.(1)	6,900	448,086
Yadkin Financial Corp.(1)	4,830	103,410

		$8,409,344

Building Products — 2.2%
A.O. Smith Corp.	18,604	$856,156

		$856,156

Chemicals — 5.3%
Calgon Carbon Corp.(1)	33,597	$733,423
Innophos Holdings, Inc.	9,178	520,393
RPM International, Inc.	18,997	794,834

		$2,048,650

Construction & Engineering — 5.0%
EMCOR Group, Inc.	18,479	$864,632
MasTec, Inc.(1)	24,284	1,054,897

		$1,919,529

Containers & Packaging — 2.0%
AptarGroup, Inc.	11,656	$770,462

		$770,462

Distributors — 1.8%
Core-Mark Holding Co., Inc.	9,670	$702,042

		$702,042

Electric Utilities — 1.4%
Portland General Electric Co.	16,613	$537,264

		$537,264

Electronic Equipment, Instruments & Components — 0.6%
Itron, Inc.(1)	6,348	$225,608

		$225,608

1

Security	Shares	Value
Energy Equipment & Services — 1.7%
Hornbeck Offshore Services, Inc.(1)	15,946	$666,702

		$666,702

Food Products — 3.9%
Darling International, Inc.(1)	34,345	$687,587
Inventure Foods, Inc.(1)	59,000	824,820

		$1,512,407

Health Care Equipment & Supplies — 5.3%
Analogic Corp.	6,290	$516,472
Teleflex, Inc.	9,687	1,038,834
West Pharmaceutical Services, Inc.	11,252	495,650

		$2,050,956

Insurance — 6.1%
Aspen Insurance Holdings, Ltd.	9,075	$360,278
Federated National Holding Co.	22,592	413,885
Horace Mann Educators Corp.	18,600	539,400
ProAssurance Corp.	9,608	427,844
Protective Life Corp.	11,591	609,571

		$2,350,978

Internet & Catalog Retail — 0.9%
FTD Cos., Inc.(1)	11,550	$367,406

		$367,406

IT Services — 1.6%
MAXIMUS, Inc.	14,124	$633,603

		$633,603

Machinery — 7.2%
Barnes Group, Inc.	24,196	$930,820
Crane Co.	9,882	703,104
EnPro Industries, Inc.(1)	15,799	1,148,114

		$2,782,038

Media — 1.0%
National CineMedia, Inc.	25,270	$379,050

		$379,050

Oil, Gas & Consumable Fuels — 5.6%
Stone Energy Corp.(1)	33,575	$1,409,143
VAALCO Energy, Inc.(1)	89,010	761,035

		$2,170,178

Real Estate Investment Trusts (REITs) — 5.3%
Colony Financial, Inc.	17,000	$373,150
LaSalle Hotel Properties	21,518	673,729
Pebblebrook Hotel Trust	13,329	450,120
PS Business Parks, Inc.	6,732	562,930

		$2,059,929

Road & Rail — 2.2%
Old Dominion Freight Line, Inc.(1)	7,126	$404,329
Saia, Inc.(1)	11,280	431,009

		$835,338

Semiconductors & Semiconductor Equipment — 4.9%
Entegris, Inc.(1)	73,150	$885,846
Photronics, Inc.(1)	95,690	816,236
Synaptics, Inc.(1)	3,340	200,467

		$1,902,549

2

Security	Shares	Value
Software — 1.6%
NICE Systems, Ltd. ADR	13,980	$624,347

		$624,347

Specialty Retail — 2.8%
CST Brands, Inc.	15,650	$488,906
Stage Stores, Inc.	24,050	588,022

		$1,076,928

Textiles, Apparel & Luxury Goods — 2.1%
Iconix Brand Group, Inc.(1)	20,724	$813,831

		$813,831

Thrifts & Mortgage Finance — 2.3%
Capitol Federal Financial, Inc.	32,710	$410,511
First Defiance Financial Corp.	17,720	480,566

		$891,077

Trading Companies & Distributors — 1.4%
CAI International, Inc.(1)	21,300	$525,471

		$525,471

Total Common Stocks (identified cost $25,860,238)		$38,479,221

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/14	$352	$351,545

Total Short-Term Investments (identified cost $351,545)		$351,545

Total Investments — 100.3% (identified cost $26,211,783)		$38,830,766

Other Assets, Less Liabilities — (0.3)%		$(100,949)

Net Assets — 100.0%		$38,729,817

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,212,425

Gross unrealized appreciation	$12,813,609
Gross unrealized depreciation	(195,268)

Net unrealized appreciation	$12,618,341

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$38,479,221	*	$—	$—	$38,479,221
Short-Term Investments	—		351,545	—	351,545
Total Investments	$38,479,221		$351,545	$—	$38,830,766

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Special Equities Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Auto Components — 1.9%
Dana Holding Corp.	50,410	$1,173,041

		$1,173,041

Banks — 6.8%
First Republic Bank	21,650	$1,168,883
PacWest Bancorp	14,650	630,097
Signature Bank(1)	9,970	1,252,132
Texas Capital Bancshares, Inc.(1)	18,848	1,223,989

		$4,275,101

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	18,940	$1,008,555

		$1,008,555

Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	5,060	$1,012,253
Cohen & Steers, Inc.	23,193	924,241
Lazard, Ltd., Class A	29,550	1,391,510

		$3,328,004

Chemicals — 5.2%
Balchem Corp.	18,800	$979,856
Cytec Industries, Inc.	13,890	1,355,803
FMC Corp.	12,580	963,125

		$3,298,784

Commercial Services & Supplies — 1.7%
Interface, Inc.	51,530	$1,058,942

		$1,058,942

Communications Equipment — 0.8%
Riverbed Technology, Inc.(1)	25,820	$508,912

		$508,912

Construction & Engineering — 3.7%
Foster Wheeler AG(1)	29,130	$944,395
Quanta Services, Inc.(1)	37,290	1,376,001

		$2,320,396

Containers & Packaging — 1.5%
AptarGroup, Inc.	14,210	$939,281

		$939,281

Electrical Equipment — 3.4%
AMETEK, Inc.	18,405	$947,673
Generac Holdings, Inc.	20,570	1,213,013

		$2,160,686

Electronic Equipment, Instruments & Components — 8.0%
FEI Co.	6,160	$634,603
FLIR Systems, Inc.	31,080	1,118,880
InvenSense, Inc.(1)	23,460	555,298
Methode Electronics, Inc.	25,480	781,217
National Instruments Corp.	23,960	687,413
Trimble Navigation, Ltd.(1)	32,530	1,264,441

		$5,041,852

1

Security	Shares	Value
Energy Equipment & Services — 1.0%
Dresser-Rand Group, Inc.(1)	11,200	$654,192

		$654,192

Food & Staples Retailing — 1.5%
United Natural Foods, Inc.(1)	13,320	$944,654

		$944,654

Food Products — 2.1%
Hain Celestial Group, Inc. (The)(1)	14,440	$1,320,827

		$1,320,827

Health Care Equipment & Supplies — 1.4%
Analogic Corp.	10,810	$887,609

		$887,609

Health Care Providers & Services — 2.7%
MEDNAX, Inc.(1)	12,700	$787,146
Team Health Holdings, Inc.(1)	20,430	914,243

		$1,701,389

Household Durables — 1.5%
Ryland Group, Inc. (The)	23,870	$953,129

		$953,129

Household Products — 1.8%
Church & Dwight Co., Inc.	16,368	$1,130,538

		$1,130,538

Insurance — 3.8%
Endurance Specialty Holdings, Ltd.	18,390	$989,934
HCC Insurance Holdings, Inc.	10,160	462,178
Horace Mann Educators Corp.	32,880	953,520

		$2,405,632

IT Services — 5.2%
Euronet Worldwide, Inc.(1)	23,250	$966,968
Teradata Corp.(1)	22,550	1,109,234
WEX, Inc.(1)	12,510	1,189,075

		$3,265,277

Life Sciences Tools & Services — 3.6%
Bruker Corp.(1)	45,800	$1,043,782
Charles River Laboratories International, Inc.(1)	19,710	1,189,301

		$2,233,083

Machinery — 4.9%
Pall Corp.	11,070	$990,433
RBC Bearings, Inc.(1)	16,571	1,055,573
Valmont Industries, Inc.	6,900	1,026,996

		$3,073,002

Marine — 1.5%
Kirby Corp.(1)	9,210	$932,513

		$932,513

Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	17,750	$926,195

		$926,195

Oil, Gas & Consumable Fuels — 5.5%
Gulfport Energy Corp.(1)	15,690	$1,116,814
Kodiak Oil & Gas Corp.(1)	99,170	1,203,924
PDC Energy, Inc.(1)	18,720	1,165,507

		$3,486,245

Professional Services — 0.6%
TriNet Group, Inc.(1)	17,517	$373,287

		$373,287

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 2.8%
Essex Property Trust, Inc.	6,660	$1,132,533
PS Business Parks, Inc.	7,770	649,727

		$1,782,260

Road & Rail — 3.3%
Avis Budget Group, Inc.(1)	20,220	$984,714
Kansas City Southern	10,720	1,094,083

		$2,078,797

Semiconductors & Semiconductor Equipment — 4.9%
Cypress Semiconductor Corp.(1)	96,390	$989,925
Monolithic Power Systems, Inc.(1)	24,790	961,108
Teradyne, Inc.(1)	55,540	1,104,691

		$3,055,724

Software — 3.0%
Mentor Graphics Corp.	46,570	$1,025,471
PTC, Inc.(1)	24,220	858,115

		$1,883,586

Specialty Retail — 2.8%
DSW, Inc., Class A	14,220	$509,929
Pier 1 Imports, Inc.	46,500	877,920
Restoration Hardware Holding, Inc.(1)	5,290	389,291

		$1,777,140

Technology Hardware, Storage & Peripherals — 1.7%
NCR Corp.(1)	28,960	$1,058,488

		$1,058,488

Transportation Infrastructure — 1.6%
Wesco Aircraft Holdings, Inc.(1)	44,550	$980,546

		$980,546

Total Common Stocks (identified cost $45,797,696)		$62,017,667

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$424	$424,123

Total Short-Term Investments (identified cost $424,123)		$424,123

Total Investments — 99.3% (identified cost $46,221,819)		$62,441,790

Other Assets, Less Liabilities — 0.7%		$469,745

Net Assets — 100.0%		$62,911,535

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $470.

3

The Fund did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,192,903

Gross unrealized appreciation	$16,769,765
Gross unrealized depreciation	(520,878)

Net unrealized appreciation	$16,248,887

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$62,017,667	*	$—	$—	$62,017,667
Short-Term Investments	—		424,123	—	424,123
Total Investments	$62,017,667		$424,123	$—	$62,441,790

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014